Document And Entity Information (USD $)	12 Months Ended
	Jun. 30, 2012	Sep. 25, 2012	Dec. 31, 2011
Entity Registrant Name	PATAPSCO BANCORP INC
Entity Central Index Key	0001003961
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Trading Symbol	patd
Entity Common Stock, Shares Outstanding		1,978,833
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 1,410,000

Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Assets
Cash on hand and due from banks	$ 4,064	$ 3,631
Interest bearing deposits in other financial institutions	24,781	24,838
Total Cash and Cash Equivalents	28,845	28,469
Securities available for sale	41,124	39,814
Loans receivable, net of allowance for loan losses of $3,741 and $4,194, respectively	173,595	182,570
Securities required by law, at cost	1,399	2,286
Real estate acquired through foreclosure and other repossessed assets	1,418,000	1,689,000
Property and equipment, net	3,391	3,576
Intangible assets	90	142
Accrued interest receivable	654	857
Bank owned life insurance	2,370	2,294
Other assets	1,509	2,933
Total Assets	254,395	264,630
Liabilities and Stockholders' Equity
Non-interest bearing deposits	11,672	10,494
Interest bearing deposits	213,741	220,812
Total Deposits	225,413	231,306
Junior subordinated debentures	5,000	5,000
Long-term debt	9,000	12,000
Accrued expenses and other liabilities	2,353	1,971
Total liabilities	241,766	250,277
Stockholders' equity
Preferred Stock - Series A Cumulative Perpetual; $0.01 par value; authorized 1,000,000 shares with a liquidation preference of $1,000 per share; 6,000 shares issued and outstanding	5,901	5,833
Warrant preferred stock - Series B Cumulative Perpetual; $0.01 par value; authorized 1,000,000 shares with a liquidation preference of $1,000 per share; 300 shares issued and outstanding	311	319
Common stock; $0.01 par value; authorized 4,000,000 shares; issued and outstanding 1,978,843 shares and 1,939,593 shares, respectively	20	19
Additional paid-in capital	7,899	7,876
(Accumulated deficit) retained earnings	(1,420)	267
Accumulated other comprehensive (loss) income, net of taxes	(82)	39
Total Stockholders' Equity	12,629	14,353
Total Liabilities and Stockholders' Equity	$ 254,395	$ 264,630

Consolidated Statements of Financial Condition [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Allowance for loan losses (in dollars)	$ 3,741	$ 4,194
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, liquidation per share (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares issued	300	300
Preferred stock, shares outstanding	300	300
Warrant preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Warrant preferred stock, shares authorized	1,000,000	1,000,000
Warrant preferred stock, liquidation per share (in dollars per share)	$ 1,000	$ 1,000
Warrant preferred stock, shares issued	6,000	6,000
Warrant preferred stock, shares outstanding	6,000	6,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	4,000,000	4,000,000
Common stock, shares issued	1,978,843	1,939,593
Common stock, shares outstanding	1,978,843	1,939,593

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Interest Income:
Loans receivable, including fees	$ 10,306	$ 11,703
Investment securities	969	889
Federal funds sold and other investments	46	63
Total Interest Income	11,321	12,655
Interest Expense:
Deposits	2,409	3,344
Junior subordinated debentures and long-term debt	682	860
Total Interest Expense	3,091	4,204
Net interest income	8,230	8,451
Provision for loan losses	3,101	2,718
Net interest income after provision for loan losses	5,129	5,733
Non-Interest Income:
Fees and service charges	609	660
Gain on sale of securities available for sale	82	161
Gain (loss) on sale of other assets	2	(22)
Other	93	90
Total Non-Interest Income	786	889
Non-Interest Expense:
Compensation and employee benefits	3,713	3,938
Professional fees	755	653
Federal deposit insurance assessments	351	502
Equipment expenses	220	224
Net occupancy expense	542	555
Advertising	24	38
Data processing	409	392
Amortization of core deposit intangible	52	51
Telephone, postage and delivery	254	273
Provision for losses on and cost of real estate acquired through foreclosure	212	360
Other	800	806
Total Non-Interest Expense	7,332	7,792
Loss Before Provision for Income Taxes	(1,417)	(1,170)
Provision for income taxes	210	1,715
Net Loss	(1,627)	(2,885)
Preferred stock dividends	387	387
Net Loss Available for Common Stockholders	$ (2,014)	$ (3,272)
Basic loss per common share (in dollars per share)	$ (1.02)	$ (1.68)
Diluted loss per common share (in dollars per share)	$ (1.02)	$ (1.68)
Cash dividends declared per common share	$ 0	$ 0

Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net loss	$ (1,627)	$ (2,885)
Other comprehensive loss:
Reclassification adjustment for gains realized in net loss, net of income taxes of $0 and $(63), respectively	(82)	(98)
Unrealized net holding loss on securities available for sale, net of income taxes of $0 and $(42), respectively	(39)	(63)
Total other comprehensive loss	(121)	(161)
Total comprehensive loss	$ (1,748)	$ (3,046)

Consolidated Statements of Comprehensive Loss [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Reclassification adjustments for gains realized in income, taxes	$ 0	$ (63)
Unrealized net holding loss on securities available for sale, taxes	$ 0	$ (42)

Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Preferred Stock [Member]	Warrant Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Jun. 30, 2010	$ 5,766	$ 326	$ 19	$ 7,847	$ 3,212	$ 200	$ 17,370
Net loss	0	0	0	0	(2,885)	0	(2,885)
Total other comprehensive loss, net of taxes	0	0	0	0	0	(161)	(161)
Common stock issued	0	0	0	23	0	0	23
Accretion of net discount on preferred & warrant preferred stock	67	(7)	0	0	(60)	0	0
Amortization of deferred compensation- restricted stock awards	0	0	0	6	0	0	6
Balance at Jun. 30, 2011	5,833	319	19	7,876	267	39	14,353
Net loss	0	0	0	0	(1,627)	0	(1,627)
Total other comprehensive loss, net of taxes	0	0	0	0	0	(121)	(121)
Common stock issued	0	0	1	22	0	0	23
Accretion of net discount on preferred & warrant preferred stock	68	(8)	0	0	(60)	0	0
Amortization of deferred compensation- restricted stock awards	0	0	0	1	0	0	1
Balance at Jun. 30, 2012	$ 5,901	$ 311	$ 20	$ 7,899	$ (1,420)	$ (82)	$ 12,629

Consolidated Statements of Stockholders' Equity [Parenthetical]	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Common stock issued	30,000	9,276

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net loss	$ (1,627)	$ (2,885)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of premiums and discounts, net	326	268
Gain on sale of securities available for sale	(82)	(161)
Amortization of deferred loan origination fees, net of costs	(1)	(3)
Provision for loan losses	3,101	2,718
Provision for loss on real estate acquired through foreclosure	147	159
Gain on sale of real estate acquired through foreclosure	(181)	(107)
Decrease in value of real estate acquired through foreclosure	20	167
Depreciation	252	272
Amortization of core deposit intangible	52	51
Increase in cash value of bank-owned life insurance	(76)	(74)
Deferred income tax benefit	(628)	(483)
Deferred tax valuation allowance	628	2,211
Decrease in accrued interest and other assets	1,676	1,744
Non-cash compensation under stock-based benefit plans	14	23
Increase in accrued expenses and other liabilities	369	490
Net cash provided by operating activities	3,990	4,390
Cash flows from i.nvesting activities:
Proceeds from maturing securities available for sale and principal repayments on mortgage-backed securities	27,605	25,616
Purchase of securities available for sale	(41,304)	(43,174)
Proceeds from sale of securities available for sale	11,998	2,877
Net decrease in loans receivable	4,577	10,759
Proceeds from sale of real estate acquired through foreclosure	1,583	2,068
Net change in investments required by law	887	562
Purchases of property and equipment	(67)	(89)
Net cash provided by (used in) investing activities	5,279	(1,381)
Cash flows from financing activities:
Net (decrease) increase in deposits	(5,551)	2,460
Net (decrease) increase in advance payments by borrowers	(342)	57
Repayments of long-term borrowings	(3,000)	(5,100)
Net cash used in financing activities	(8,893)	(2,583)
Net increase in cash and cash equivalents	376	426
Cash and cash equivalents at beginning of year	28,469	28,043
Cash and cash equivalents at end of year	28,845	28,469
Supplemental cash flow information:
Interest paid	2,915	4,392
Income taxes paid	0	0
Loans transferred to real estate acquired through foreclosure, net	$ 1,298	$ 1,101

Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
(1)	Basis of Presentation and Summary of Significant Accounting Policies

Description of Business

Patapsco Bancorp, Inc. (the Company) is the holding company of The Patapsco Bank (Bank). Patapsco owns 100% of Prime Business Leasing, Inc. (Prime Leasing), PFSL Holding Corp. (PFSL) and Patapsco Financial Services, Inc. (Patapsco Financial). The primary business of the Bank is to attract deposits from individual and corporate customers and to originate residential and commercial mortgage loans, commercial loans and consumer loans, primarily in the Greater Baltimore Metropolitan area. The Bank is subject to competition from other financial and mortgage institutions in attracting and retaining deposits and in making loans. The Bank is subject to the regulations of certain agencies of the federal government and undergoes periodic examination by those agencies. The primary business of Prime Leasing is the servicing of commercial finance leases. In October, 2008 management made a strategic decision to cease the origination of leases. The primary business of PFSL is to hold foreclosed real estate. The primary business of Patapsco Financial is the sale of consumer investment products.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, the Bank, Prime Leasing, PFSL, and Patapsco Financial. All significant intercompany accounts and transactions have been eliminated in consolidation.

In preparing the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the statement of financial condition and income and expenses for the periods then ended. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant change in the near-term relate to the determination of the allowance for loan losses, the fair value of financial instruments, the valuation of real estate acquired through foreclosure, the determination of other-than-temporary impairment on securities and the valuation of deferred tax assets.

Management believes that the allowance for loan losses is adequate. While management uses and considers available information in making the required estimates, additional provisions for losses may be necessary based on changes in economic conditions, particularly in Baltimore and the State of Maryland. In addition, various regulatory agencies, as an integral part of their examination process, periodically review Patapsco's allowance for loan losses. Such agencies may require Patapsco to recognize changes to the allowance based on their judgments about information available to them at the time of their examination.

In preparing these financial statements, the Company evaluated the events and transactions that occurred from June 30, 2012 through the date these financial statements were issued.

Significant Concentrations of Credit Risk

Most of the Company’s activities are with customers in the Greater Baltimore Metropolitan Area. Note 2 discusses the types of securities the Company invests in. Note 3 discusses the types of lending that the Company engages in. The Company’s largest lending relationship is $3.0 million.

The Company's residential lending operations are focused in the State of Maryland, primarily the Baltimore Metropolitan area. While residential lending is generally considered to involve less risk than other forms of lending, payment experience on these loans is dependent to some extent on economic and market conditions in the Company's primary lending area.

The Company has money market investments with one institution, the total of which exceeds the FDIC insurance limitations. This constitutes a concentration of credit risk.

Cash Equivalents

Cash equivalents include short-term investments, with an original maturity of 90 days or less, which consist of interest-bearing deposits in other financial institutions.

Securities

Securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and recorded at amortized cost. As the Company does not engage in securities trading, the balance of its debt securities are classified as available-for-sale and recorded at fair value with unrealized gains and losses excluded from earnings and reported as a separate component of stockholders' equity, net of tax effects. All of the Company’s securities are classified as available for sale at June 30, 2012 and 2011.

Accounting Standards Codification (“ASC”) Topic 320, “Investments – Debt and Equity Securities” clarified the interaction of the factors that should be considered when determining whether a debt security is other-than-temporarily impaired. For debt securities, management must assess whether (a) it has the intent to sell the security and (b) it is more likely than not that it will be required to sell the security prior to its anticipated recovery. These steps are done before assessing whether the entity will recover the cost basis of the investment.

In instances when a determination is made that an other-than-temporary impairment exists but the investor does not intend to sell and it is not more likely than not that it will be required to sell the debt security prior to its anticipated recovery, the other-than-temporary impairment is separated into (a) the amount of the total other-than-temporary impairment related to a decrease in cash flow expected to be collected from the debt security (the credit loss) and (b) the amount of the total other-than-temporary impairment related to all other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairment related to all other factors is recognized in other comprehensive loss.

For purposes of computing realized gains or losses on the sales of securities, cost is determined using the specific identification method. Premiums and discounts on securities are amortized over the term of the security using the interest method.

Securities Required by Law

Securities required by law represent Federal Reserve Bank of Richmond (“FRB”) and Federal Home Loan Bank of Atlanta stock (“FHLB”), which are considered restricted as to marketability. Management evaluates the Company’s restricted stock in the FHLB and FRB for impairment in accordance with ASC Topic 350, “Accounting by Certain Entities (Including with Trade Receivables) That Lend to or Finance the Activities of Others.” Management’s determination of whether this investment is impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of their cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB. The Company has concluded that the restricted stock investment is not impaired as of June 30, 2012 and 2011.

Loans Receivable

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. The accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about further collectability of principal or interest, even though the loan is currently performing. A loan may remain on accrual status if it is in the process of collection and is either guaranteed or well secured. When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the allowance for loan losses. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management’s judgment as to the collectability of principal. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt. Consumer loans are generally charged off after they become more than 90 days past due. All other loans are charged off when management concludes that they are uncollectible.

The Company accounts for loans in accordance with ASC Topic 310, “Receivables,” when due to a deterioration in a borrower’s financial position, the Company grants concessions that would not otherwise be considered. Interest income is recognized on these loans using the accrual method of accounting, provided they are performing in accordance with their restructured terms and are considered collectible.

Loan Fees

Loan origination fees are deferred and amortized to income over the contractual lives of the related loans using the interest method. Certain incremental direct loan origination costs are deferred and recognized over the contractual lives of the related loans using the interest method as a reduction of the loan yield. Deferred fees and costs are combined where applicable and the net amount is amortized.

Allowance for Loan Losses

The allowance for loan losses (“allowance”) consists of the allowance for loan losses and the reserve for unfunded lending commitments. The allowance represents an amount that, in the judgment of management, will be adequate to absorb probable losses on outstanding loans and leases that may become uncollectible. The allowance represents an estimate made based upon two principles of accounting: (1) ASC Topic 450 “Contingencies”, that requires losses to be accrued when their occurrence is probable and estimable, and (2) ASC Topic 310, “Receivables,” that requires losses be accrued when it is probable that the lender will not collect all principal and interest due under the original terms of the loan. The adequacy of the allowance is determined through careful evaluation of the loan portfolio. This determination is inherently subjective and requires significant estimates, including estimated losses on pools of homogeneous loans based on historical loss experience and consideration of the current economic environment and other qualitative factors that may be subject to change. Loans and leases deemed uncollectible are charged against the allowance and recoveries of previously charged-off amounts are credited to it. The level of the allowance is adjusted through the provision for loan losses that is recorded as a current period expense. The reserve for unfunded lending commitments represents management’s estimate of losses inherent in its unfunded loan commitments and is recorded in other liabilities on the consolidated statement of financial condition. The amount of the reserve for unfunded lending commitments is not material to the consolidated financial statements.

The methodology for assessing the appropriateness of the allowance includes a specific allowance, a formula allowance and a nonspecific allowance. The specific allowance is for risk rated credits on an individual basis. The formula allowance reflects historical losses by credit category. The nonspecific allowance captures losses whose impact on the portfolio have occurred but have yet to be recognized in either the specific allowance or the formula allowance. The factors used in determining the nonspecific allowance include trends in delinquencies, trends in volumes and terms of loans, the size of loans relative to the allowance, concentration of credits, the quality of the risk identification system and credit administration and local and national economic trends. These factors are applied to each segment of the loan portfolio and consider the characteristics contained thereof. If circumstances differ materially from the assumptions used in determining the allowance, future adjustments to the allowance may be necessary and results of operations could be affected. Because events affecting borrowers and collateral cannot be predicted with certainty, there can be no assurance that increases to the allowance will not be necessary should the quality of any loans deteriorate as a result of the factors discussed above.

Commercial Lending - The Company originates commercial loans primarily to businesses located in its primary market area and surrounding areas. These loans are used for various business purposes which include short-term loans, lines of credit to finance machinery and equipment purchases, inventory, and accounts receivable. Generally, the maximum term for loans extended on machinery and equipment is based on the projected useful life of such machinery and equipment. Most business lines of credit are written on demand and may be renewed annually.

Commercial loans are generally secured with short-term assets. However, in many cases additional collateral such as real estate is provided as additional security for the loan. Loan-to-value maximum values have been established by the Company and are specific to the type of collateral. Collateral values may be determined using invoices, inventory reports, accounts receivable aging reports, collateral appraisals, collateral brokers price opinions (“BPO’s”), etc.

In underwriting commercial loans, an analysis of the borrower’s character, capacity to repay the loan, the adequacy of the borrower’s capital and collateral, as well as an evaluation of conditions affecting the borrower is performed. Analysis of the borrower’s past, present, and future cash flows is also an important aspect of the Company’s analysis.

Commercial loans generally present a higher level of risk than other types of loans due primarily to the effect of general economic conditions.

Commercial Real Estate Lending - The Company engages in commercial real estate lending in its primary market area and surrounding areas. The Company’s commercial real estate loan portfolio is secured primarily by commercial retail space, office buildings, and hotels. Generally, commercial real estate loans have terms that do not exceed 20 years, have loan-to-value ratios of up to 80% of the appraised value of the property, and are typically secured by personal guarantees of the borrowers.

In underwriting these loans, the Company performs a thorough analysis of the financial condition of the borrower, the borrower’s credit history, and the reliability and predictability of the cash flow generated by the property securing the loan. Appraisals on properties securing commercial real estate loans originated by the Company are performed by independent appraisers.

Commercial real estate loans generally present a higher level of risk than other types of loans due primarily to the effect of general economic conditions.

Commercial Real Estate Construction Lending - The Company engages in commercial real estate construction lending in its primary market area and surrounding areas. The Company’s commercial real estate construction lending consists of commercial and residential site development loans as well as commercial building construction and residential housing construction loans.

The Company’s commercial real estate construction loans are generally secured with the subject property. Terms of construction loans depend on the specifics of the project, such as: estimated absorption rates, estimated time to complete, etc.

In underwriting commercial real estate construction loans, the Company performs a thorough analysis of the financial condition of the borrower, the borrower’s credit history, and the reliability and predictability of the cash flow generated by the project using feasibility studies, market data, etc. Appraisals on properties securing commercial real estate loans originated by the Company are performed by independent appraisers.

Commercial real estate construction loans generally present a higher level of risk than other types of loans due primarily to the effect of general economic conditions.

Residential Lending - One-to-four family residential loan originations are generated by the Company’s marketing efforts, its present customers, walk-in customers, and referrals. These loans originate primarily within the Company’s market area or with customers primarily from the market area.

The Company offers fixed-rate and adjustable-rate mortgage loans with terms up to a maximum of 30 years for both permanent structures and those under construction. The Company’s one-to-four-family residential originations are secured primarily by properties located in its primary market area and surrounding areas. The majority of the Company’s residential loans originate with a loan-to-value of 80% or less. Loans in excess of 80% are required to have private mortgage insurance.

In underwriting one-to-four family residential loans, the Company evaluates both the borrower’s ability to make monthly payments and the value of the property securing the loan. Properties securing residential loans made by the Company are appraised by independent fee appraisers. The Company generally requires borrowers to obtain an attorney’s title opinion or title insurance, as well as fire and property insurance (including flood insurance, if necessary) in an amount not less than the amount of the loan. The Company has not engaged in subprime residential originations.

Consumer Lending - The Company offers a variety of secured and unsecured consumer loans, including home equity lines of credit, home equity loans, and loans secured by savings deposits primarily within the Company’s market area or with customers primarily from the market area.

Home equity lines of credit are secured by the borrower’s primary residence with a maximum loan-to-value of 90% and a maximum term of 20 years.

In underwriting home equity lines of credit, a thorough analysis of the borrower’s willingness and financial ability to repay the loan as agreed is performed. The ability to repay is determined by the borrower’s employment history, current financial conditions, and credit background. The analysis is based primarily on the customer’s ability to repay and secondarily on the collateral or security.

Home equity lines of credit and consumer loans secured by savings deposits generally present a lower level of risk than other types of consumer loans because they are secured by the borrower’s primary residence or deposit accounts held at the Company, respectively.

A loan is determined to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A loan is not considered impaired during a period of insignificant delay in payment if the Company expects to collect all amounts due, including past-due interest. The Company generally considers a period of insignificant delay in payment to include delinquency up to and including 90 days. Impairment is measured through a comparison of the loan’s carrying amount to the present value of its expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller-balance homogeneous loans are evaluated collectively for impairment. Accordingly, the Company does not separately identify individual residential first and second mortgage loans and consumer installment loans for impairment disclosures, unless such loans are the subject of a restructuring agreement.

Impaired loans are therefore generally comprised of commercial mortgage, real estate development, and certain restructured residential loans. In addition, impaired loans are generally loans which management has placed in nonaccrual status since loans are placed in nonaccrual status on the earlier of the date that management determines that the collection of principal and/or interest is in doubt or the date that principal or interest is 90 days or more past-due. The evaluation of the need and amount of a specific allocation of the allowance and whether a loan can be removed from impairment status is made on a quarterly basis. The Company’s policy for recognizing interest income on impaired loans does not differ from its overall policy for interest recognition.

Credit quality risk ratings include regulatory classifications of special mention, substandard, doubtful, and loss. Loans classified special mention have potential weaknesses that deserve management’s close attention. If uncorrected, the potential weakness may result in deterioration of the repayment prospects. Loans classified substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They include loans that are inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified doubtful have all the weaknesses inherent in loans classified substandard with the added characteristics that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans classified as a loss are considered uncollectible and are charged to the allowance for loan losses. Loans not classified are rated pass.

In addition, federal regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and may require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination, which may not be currently available to management. Based on management’s comprehensive analysis of the loan portfolio, management believes the current level of the allowance for loan losses is adequate.

Property and Equipment

Land is carried at cost. Property and equipment are stated at cost less accumulated depreciation computed by use of the straight-line method over the estimated useful lives of the related assets. Additions and betterments are capitalized and costs of repairs and maintenance are expensed when incurred. The related costs and accumulated depreciation are eliminated from the accounts when an asset is sold or retired and the resultant gain or loss is credited or charged to income.

Real Estate Acquired Through Foreclosure and Other Repossessed Assets

Real estate acquired through foreclosure and other repossessed assets are initially recorded at the estimated fair value, net of estimated selling costs, and subsequently at the lower of carrying cost or fair value less estimated costs to sell. Fair value is determined utilizing third party appraisals, broker price opinions or other similar methods. Fair value is updated at least annually and more often if circumstances dictate. Costs relating to holding such property are charged against income in the current period, while costs relating to improving such real estate are capitalized until a salable condition is reached.

Deferred Income Taxes

Deferred income taxes are recognized, with certain exceptions, for temporary differences between the financial reporting basis and income tax basis of assets and liabilities based on enacted tax rates expected to be in effect when such amounts are realized or settled. Deferred tax assets are recognized only to the extent that it is more likely than not that such amounts will be realized based on consideration of available evidence, including tax planning strategies and other factors. The effects of changes in tax laws or rates on deferred tax assets and liabilities are recognized in the period that includes the enactment date.

Loss per Share

Basic earnings per common share amounts are based on the weighted average shares of common stock outstanding. Diluted earnings per share assume the conversion, exercise or issuance of all potential common stock instruments such as options, warrants and convertible securities, unless the effect is to reduce a loss or increase earnings per share. Net loss (numerator) was adjusted for preferred stock dividends for all affected periods presented.

	Year Ended
	June 30, 2012		June 30, 2011
(in thousands, except per share data)	Basic	Diluted	Basic	Diluted
Net loss available for common stockholders	$(2,014)	$(2,014)	$(3,272)	$(3,272)
Weighted average common shares outstanding	1,980	1,980	1,943	1,943
Dilutive shares	-	-	-	-
Diluted weighted average shares outstanding	1,980	1,980	1,943	1,943
Per share amount	$(1.02)	$(1.02)	$(1.68)	$(1.68)

At June 30, 2012, there were no stock options outstanding. At June 30, 2011, there were 20,832 stock options outstanding, all of which had exercise prices above the market price of the Company’s common stock on the same date. Additionally, as the Company was in a loss position for all of the periods presented above, there was no dilutive effect to the loss per share calculation.

Stock-Based Compensation

In accordance with ASC Topic 718 “Compensation – Stock Compensation,” the Company records compensation costs related to share-based payment transactions in the financial statements over the period that an employee provides services in exchange for the award using the modified prospective method. Under the modified prospective method, companies are required to record compensation cost for new and modified awards over the related vesting period of such awards prospectively, and to record compensation cost prospectively on the non-vested portion, at the date of adoption of ASC Topic 718, of previously issued and outstanding awards over the remaining vesting period of such awards. No change to prior periods presented is permitted under the modified prospective method.

Intangible Assets

Acquired intangible assets with finite lives, such as purchased customer accounts, are required to be amortized over their estimated lives, which for the Company is 10 years. The Company periodically assesses whether events or changes in circumstances indicate that the carrying amounts of intangible assets may be impaired.

Intangible assets were composed of the following:

(In thousands)	June 30, 2012		June 30, 2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable intangible assets, acquisition of deposit accounts	$516	$426	$516	$374

Amortization expense was $52,000 and $51,000 for the years ended June 30, 2012 and June 30, 2011, respectively. The carrying value of $90,000 at June 30, 2012 will be amortized at $51,000 next year and $39,000 the following year.

Advertising Costs

The Company expenses advertising costs as they are incurred.

Segment Reporting

The Company acts as an independent community financial services provider, and offers traditional banking and related financial services to individual, business and government customers. Through its branch and automated teller machine networks, the Bank offers a full array of commercial and retail financial services, including taking of time, savings and demand deposits; the making of commercial, consumer and mortgage loans; and the providing of other financial services.

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial, retail, and mortgage operations of the Bank. As such, discrete financial information is not available and segment reporting would not be meaningful.

Reclassification

Certain prior year’s amounts have been reclassified to conform to the current year’s presentation. Such reclassifications had no impact on the Company’s stockholders’ equity or net loss.

Guarantees

The Company does not issue any guarantees that would require liability recognition or disclosure, other than its standby letters of credit. Standby letters of credit are written conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Generally, all letters of credit, when issued have expiration dates within one year. The credit risk involved in issuing letters of credit is essentially the same as those that are involved in extending loan facilities to customers. The Company, generally, holds collateral and/or personal guarantees supporting these commitments. The Company had $1,107,000 and $1,421,000 of standby letters of credit as of June 30, 2012 and June 30, 2011, respectively. Management believes that the proceeds obtained through a liquidation of collateral and the enforcement of guarantees would be sufficient to cover the potential amount of future payments required under the corresponding guarantees. The amount of the liability as of June 30, 2012 and June 30, 2011 for guarantees under standby letters of credit issued is not material.

Off Balance Sheet Arrangements

In the ordinary course of business, the Company has entered into commitments to extend credit, commercial letters of credit and standby letters of credit. Such financial instruments are recorded when funded.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

New Accounting Pronouncements

There were no new accounting pronouncements affecting the Company during the reporting periods.

Securities Available for Sale	12 Months Ended
Jun. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
(2)	Securities Available for Sale

Securities available for sale are summarized as follows as of June 30:

	2012
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value

Corporate bonds	$2,821	$3	$(232)	$2,592
U.S. Government agencies	8,000	1	(13)	7,988
Mortgage-backed securities, residential	10,344	71	(5)	10,410
Collateralized mortgage obligations	20,041	145	(52)	20,134
	$41,206	$220	$(302)	$41,124

	2011
Corporate bonds	$3,000	$-	$(45)	$2,955
U.S. Government agencies	12,530	10	(20)	12,520
Mortgage-backed securities, residential	4,020	78	-	4,098
Collateralized mortgage obligations	20,199	107	(65)	20,241
	$39,749	$195	$(130)	$39,814

The scheduled maturities of securities available for sale at June 30, 2012 are as follows:

	2012
	Amortized	Fair
(In thousands)	Cost	Value
Due in less than one year	$821	$824
Due in one to five years	-	-
Due after five through ten years	2,000	1,768
Due after ten years	8,000	7,988
Mortgage-backed securities, residential	10,344	10,410
Collateralized mortgage obligations	20,041	20,134
	$41,206	$41,124

During the years ended June 30, 2012 and 2011, $12.0 million and $2.9 million in gross proceeds were received on securities sold at a gross gain of $82,000 and $161,000, respectively, using the specific identification method.

All mortgage-backed securities and collateralized mortgage obligations in the portfolio were comprised of securities issued by U.S. Government agencies.

Securities, issued by agencies of the federal government, with a carrying value of $5.6 million and $5.7 million on June 30, 2012 and June 30, 2011, respectively, were pledged to secure the Company’s federal funds accommodation. Securities, issued by agencies of the federal government, with a carrying value of $11.0 million and $19.3 million on June 30, 2012 and 2011, respectively, were pledged to secure the Company’s borrowing capacity at the Federal Reserve’s discount window.

The following table shows the Company’s investment securities’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2012.

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Corporate bonds	$825	$(175)	$943	$(57)	$1,768	$(232)
U.S. Government agencies	5,487	(13)	-	-	5,487	(13)
Mortgage-backed securities, residential	1,831	(5)	-	-	1,831	(5)
Collateralized mortgage obligations	8,156	(52)	-	-	8,156	(52)
Total Temporarily Impaired Securities	$16,299	$(245)	$943	$(57)	$17,242	$(302)

At June 30, 2012, the Company had 10 securities in an unrealized loss position. Unrealized losses detailed above relate primarily to U.S. Government agency bonds, agency collateralized mortgage obligations, and corporate bonds. The decline in fair value is considered temporary and is primarily due to interest rate fluctuations. The Company does not have the intent to sell these securities, and it is more likely than not that it will not be required to sell the securities prior to their recovery. None of the individual unrealized losses are significant. Subsequent to June 30, 2011 Standard and Poor’s Ratings Services reduced the credit rating by one notch in the U.S. sovereign rating from “AAA” to “AA+.” It similarly lowered the senior issue ratings on Fannie Mae and Freddie Mac to “AA+” from “AA.” The downgrades of Fannie Mae and Freddie Mac reflect their direct reliance on the U.S. government. Fannie Mae and Freddie Mac were placed into conservatorship in September 2008 and their ability to fund operations relies heavily on the U.S. government. The impact of the downgrades was a general lowering of market interest rates which caused the value of the related securities in the Company’s portfolio to improve in value since June 30, 2012.

The following table shows the Company’s investment securities’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2011.

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Corporate bonds	$1,954	$(45)	$-	$-	$1,954	$(45)
U.S. Government agencies	4,480	(20)	-	-	4,480	(20)
Collateralized mortgage obligations	5,956	(65)	-	-	5,956	(65)
Total Temporarily Impaired Securities	$12,390	$(130)	$-	$-	$12,390	$(130)

Loans and Related Allowance for Loan Losses	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
(3)	Loans and Related Allowance for Loan Losses

Commitments to extend credit are agreements to lend to customers, provided that terms and conditions of the commitment are met. Commitments are generally funded from loan principal repayments, excess liquidity and deposits. Since certain of the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.

Substantially all of the Company's outstanding commitments at June 30, 2012 and 2011 are for loans, which would be secured by various forms of collateral with values in excess of the commitment amounts. The Company's exposure to credit loss under these contracts in the event of non-performance by the other parties, assuming that the collateral proves to be of no value, is represented by the commitment amounts.

Outstanding commitments to extend credit are as follows:

	June 30, 2012
(In thousands)	Fixed rate	Floating rate
Real estate loans	$1,155	$11,174
Undisbursed lines of credit	5,787	4,008
	$6,942	$15,182

	June 30, 2011
(In thousands)	Fixed rate	Floating rate
Commercial business loans	$1,250	$-
Real estate loans	3,326	4,069
Undisbursed lines of credit	6,113	4,117
	$10,689	$8,186

As of June 30, 2012 and 2011, the Company was servicing loans for the benefit of others in the amount of $13,895,000 and $14,533,000, respectively. These balances represent commercial and commercial real estate participations sold. No servicing assets or liabilities have been recognized on these transactions as the Company has determined that the benefits of servicing are just adequate to compensate the servicer for its servicing responsibilities.

The Company has had, and may be expected to have in the future, banking transactions in the ordinary course of business with directors, officers, their immediate families and affiliated companies (commonly referred to as related parties), on the same terms including interest rates and collateral, as those prevailing at the time for comparable transactions with others. The following table presents a summary of the activity of loans receivable from related parties:

(in thousands)	At June 30,
	2012	2011
Beginning balance	$269	$262
New loans or draws on existing loans	46	19
Loan repayments	(21)	(12)
Ending balance	$294	$269

The following tables summarize the allowance for loan losses and recorded investment in loans receivable:

(in thousands)		Commercial
	Commercial	Real Estate	Construction	Residential	Consumer	Total
Allowance for credit losses:
Beginning balance at July 1, 2011:	$1,512	$1,835	$368	$114	$365	$4,194
Provisions	1,924	330	884	(8)	(29)	3,101
Charge-offs	(2,044)	(1,309)	(987)	(18)	(175)	(4,533)
Recoveries	173	506	228	1	71	979
Ending balance at June 30, 2012	$1,565	$1,362	$493	$89	$232	$3,741

Ending balance: individually evaluated for impairment	$250	$447	$191	$-	$-	$888
Ending balance: collectively evaluated for impairment	$1,315	$915	$302	$89	$232	$2,853

(in thousands)		Commercial
As of June 30, 2012	Commercial	Real Estate	Construction	Residential	Consumer	Total
Loan receivables:
Ending balance	$42,037	$53,892	$9,024	$62,481	$9,902	$177,336
Ending balance: individually evaluated for impairment	$4,801	$4,838	$1,622	$162	$7	$11,430
Ending balance: collectively evaluated for impairment	$37,236	$49,054	$7,402	$62,319	$9,895	$165,906

		Commercial
(in thousands)	Commercial	Real Estate	Construction	Residential	Consumer	Total
Allowance for credit losses:
Beginning balance at
July 1, 2010:	$1,472	$386	$1,043	$76	$550	$3,527
Provisions	432	2,312	(496)	43	427	2,718
Charge-offs	(595)	(863)	(206)	(5)	(690)	(2,359)
Recoveries	203	-	27	-	78	308
Ending balance at
June 30, 2011	$1,512	$1,835	$368	$114	$365	$4,194

Ending balance: individually evaluated for impairment	$924	$271	$-	$-	$-	$1,195
Ending balance: collectively evaluated for impairment	$588	$1,564	$368	$114	$365	$2,999

(in thousands)		Commercial
As of June 30, 2011	Commercial	Real Estate	Construction	Residential	Consumer	Total
Loan receivables:
Ending balance	$53,422	$52,367	$12,281	$56,068	$12,626	$186,764
Ending balance: individually evaluated for impairment	$6,832	$4,213	$1,899	$615	$40	$13,599
Ending balance: collectively evaluated for impairment	$46,590	$48,154	$10,382	$55,453	$12,586	$173,165

The following tables set forth information with respect to the Company’s impaired loans by portfolio class:

		Unpaid		Average	Interest
(in thousands)	Recorded	Principal	Related	Recorded	Income
As of June 30, 2012	Investment	Balance	Allowance	Investment	Recorded
Impaired loans with no related allowance recorded:

Construction	$109	$564	$-	$1,363	$3
Commercial real estate	3,944	4,649	-	2,800	130
Commercial	2,973	2,973	-	3,346	178
Residential	162	162	-	204	7
Consumer	7	7	-	1	-

Impaired loans with an allowance recorded:

Construction	$1,513	$1,872	$191	$729	$98
Commercial real estate	894	1,109	447	1,734	-
Commercial	1,829	3,569	250	2,545	93

Total impaired loans:

Construction	$1,622	$2,436	$191	$2,092	$101
Commercial real estate	4,838	5,758	447	4,534	130
Commercial	4,801	6,542	250	5,891	271
Residential	162	162	-	204	7
Consumer	7	7	-	1	-

		Unpaid		Average	Interest
(in thousands)	Recorded	Principal	Related	Recorded	Income
As of June 30, 2011	Investment	Balance	Allowance	Investment	Recorded
Impaired loans with no related allowance recorded:

Construction	$1,899	$2,245	$-	$1,896	$-
Commercial real estate	2,666	3,129	-	5,256	25
Commercial	3,201	3,102	-	3,363	10
Residential	615	615	-	490	-
Consumer	40	40	-	42	-

Impaired loans with an allowance recorded:

Construction	$-	$-	$-	$202	$-
Commercial real estate	1,547	1,547	271	1,553	-
Commercial	3,631	3,731	924	3,681	-

Total impaired loans:

Construction	$1,899	$2,245	$-	$2,098	$-
Commercial real estate	4,213	4,676	271	6,809	25
Commercial	6,832	6,833	924	7,044	10
Residential	615	615	-	490	-
Consumer	40	40	-	42	-

Management uses an eight point internal risk rating system to monitor the credit quality of the overall loan portfolio. The first four categories are considered not criticized, and are aggregated as “Pass” rated. Risks Ratings One through Three are deemed “acceptable”. Four rated credits require a quarterly review, because potential weakness in some form may exist. The criticized rating categories utilized by management generally follow bank regulatory definitions. The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not to the point of justifying a Substandard classification. Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt, may be on non-accrual, and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected. Loans greater than 90 days past due are considered Substandard. Loans in the Doubtful category are on non-accrual and have a definite loss of an undetermined amount. The portion of any loan that represents a specific allocation of the allowance for loan losses is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan rating process with several layers of internal and external oversight. Generally, consumer and residential loans are included in the Pass categories unless a specific action, such as a delinquency, bankruptcy, repossession or death occurs to raise awareness of a possible credit event. The Company’s Commercial Loan Officers are responsible for timely and accurate risk rating of the loans in their portfolios at origination and on an ongoing basis. Commercial Loans, Commercial Real Estate Loans, Construction Loans, Residential Loans, and Consumer Loans that are greater than 30 days past due are individually reviewed on a monthly basis and reported to the Board of Directors. In addition, all Commercial, Commercial Real Estate, Construction, Residential and Consumer Loans rated Four through Eight are evaluated with a detailed review, including plans for resolution, and presented to the Watch Committee quarterly. Loans in the Special Mention, Substandard and Doubtful categories are evaluated for impairment and are given separate consideration in the determination of the allowance. The Company engages an external consultant to conduct loan reviews every twelve to eighteen months. Generally, the external consultant randomly reviews relationships within the Commercial and Commercial Real Estate portfolios with an emphasis on loans over $500,000, concentrations, criticized assets, non-performing and Regulation O Loans.

The following table sets forth information with respect to the Company’s credit quality indicators as of June 30, 2012 and 2011.

(in thousands)

Commercial Credit Exposure

Credit Risk Profile by Internally

Assigned Grade

	Commercial		Commercial Real Estate		Construction		Residential
	2012	2011	2012	2011	2012	2011	2012	2011
Pass	$30,471	$43,887	$45,874	$40,960	$4,876	$7,556	$61,538	$55,297
Special Mention	4,672	1,459	1,582	1,212	2,526	2,826	93	56
Substandard	6,700	7,031	5,510	9,067	1,622	1,899	850	715
Doubtful	194	1,045	926	1,128	-	-	-	-
Total	$42,037	$53,422	$53,892	$52,367	$9,024	$12,281	$62,481	$56,068

Consumer Credit Exposure

Credit Risk Profile by Internally

Assigned Grade

	Consumer
	2012	2011
Performing	$9,895	$12,586
Nonperforming	7	40
Total	$9,902	$12,626

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of June 30, 2012 and 2011:

	June 30, 2012
			Greater Than
	30-59	60-89	90 Days	Total		Non-
	Days	Days	and Still	Past		Accrual	Total
(in thousands)	Past Due	Past Due	Accruing	Due	Current	Loans	Loans
Commercial	$1,480	$1	$-	$1,481	$37,902	$2,654	$42,037
Commercial real estate	-	1,308	-	1,308	48,168	4,416	53,892
Construction	-	-	-	-	7,402	1,622	9,024
Residential	107	291	-	398	61,921	162	62,481
Consumer	229	15	-	244	9,651	7	9,902
Total	$1,816	$1,615	$-	$3,431	$165,044	$8,861	$177,336

	June 30, 2011
			Greater Than
	30-59	60-89	90 Days	Total		Non-
	Days	Days	and Still	Past		Accrual	Total
(in thousands)	Past Due	Past Due	Accruing	Due	Current	Loans	Loans
Commercial	$648	$2,048	$-	$2,696	$46,556	$4,170	$53,422
Commercial real estate	337	-	-	337	48,244	3,786	52,367
Construction	-	-	-	-	10,946	1,335	12,281
Residential	363	56	-	419	55,034	615	56,068
Consumer	165	41	-	206	12,380	40	12,626
Total	$1,513	$2,145	$-	$3,658	$173,160	$9,946	$186,764

The following table summarizes information relative to troubled debt restructurings by loan portfolio class:

	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Recorded Investment
(in thousands)

June 30, 2012
Commercial	$5,191	$5,191	$3,212
Commercial Real Estate	1,208	1,208	1,180
Construction	1,722	1,722	1,129

During the fiscal year ended June 30, 2012, the Company did not restructure any loans. Restructured loans are subject to periodic credit reviews to determine the necessity and adequacy of a specific loan loss allowance based on the collectability of the recorded investment in the restructured loan.

As of June 30, 2012, there was a $1.0 million commercial land development loan, two commercial loans with a carrying value of $1.1 million, two commercial real estate loans with a carrying value of $1.8 million and a $109,000 residential land acquisition/development loan which represented defaulted troubled debt restructures. Three forbearance agreements were negotiated during fiscal year 2009, two were negotiated during fiscal year 2010 and modified during fiscal year 2011, while three were negotiated in fiscal year 2011, prior to June 30, 2011.

There are forbearance agreements on all loans currently classified as troubled debt restructures. The terms of these forbearance agreements vary whereby principal payments have been decreased, interest rates have been reduced, and/or the loan will be repaid as collateral is sold.

As a result of adopting the amendments in Accounting Standards Update No. 2011-02, the Company reassessed all troubled debt restructurings that occurred on or after the beginning of the current fiscal year of July 1, 2011, for identification as troubled debt restructurings. The Company identified no loans for which the allowance for loan losses had previously been measured under a general allowance of credit losses methodology that are now considered troubled debt restructurings in accordance with Accounting Standards Update No. 2011-02.

Real Estate Acquired Through Foreclosure and Other Repossessed Assets	12 Months Ended
Jun. 30, 2012
Real Estate [Abstract]
Real Estate Acquired Through Foreclosure Disclosure [Text Block]
(4)	Real Estate Acquired Through Foreclosure and Other Repossessed Assets

At June 30, 2012 and 2011, the Company had real estate acquired through foreclosure and other repossessed assets of $1,418,000 and $1,689,000, respectively. Operating expenses, net of rental income was $246,000 and $308,000 for the years ended June 30, 2012 and June 30, 2011, respectively.

Real estate acquired through foreclosure is presented net of allowance for losses. An analysis of the allowance for losses on real estate acquired through foreclosure is as follows:

	Years Ended June 30,
(in thousands)	2012	2011
Balance at beginning of year	$159	$19
Provision for losses	147	159
Charge-offs	(181)	(19)
Balance at end of year	$125	$159

Expenses applicable to real estate acquired through foreclosure include the following:
	Years Ended June 30,
(in thousands)	2012	2011
Provision for losses	$147	$159
Gain on sale of real estate acquired through foreclosure	(181)	(107)
Operating expenses, net of rental income	246	308
Total	$212	$360

Property and Equipment	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
(5)	Property and Equipment

Property and equipment are summarized as follows at June 30:

(In thousands)	2012	2011	Estimated Useful lives
Land	$152	$152	-
Building and improvements	4,508	4,508	30 - 40 years
Leasehold improvements	238	238	3 - 10 years
Furniture, fixtures and equipment	3,375	3,308	3 - 10 years
Total, at cost	8,273	8,206
Less accumulated depreciation	4,882	4,630
Property and equipment, net	$3,391	$3,576

Rent expense was $230,000 and $229,000 in the years ended June 30, 2012 and 2011, respectively.

At June 30, 2012, the minimal rental commitments under non-cancellable operating leases relating to branch facilities are as follows:

Year ending June 30,
2013	$172,000
2014	155,000
2015	155,000
2016	171,000
Thereafter	1,449,000
$2,273,000

Deposits	12 Months Ended
Jun. 30, 2012
Deposits [Abstract]
Deposits Disclosure [Text Block]
(6)	Deposits

The aggregate amount of jumbo certificates of deposit, each with a minimum denomination of $100,000, was approximately $26,255,000 and $26,481,000 at June 30, 2012 and 2011, respectively.

At June 30, 2012, the scheduled maturities of certificates of deposit are as follows:

(In thousands)

Year ending June 30,
2013	$39,007
2014	8,940
2015	20,073
2016	8,034
2017	7,174
Thereafter	20
$83,248

Junior Subordinated Debentures	12 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
(7)	Junior Subordinated Debentures

On October 31, 2005, Patapsco Statutory Trust I, a Connecticut statutory business trust and an unconsolidated wholly-owned subsidiary of the Company, issued $5 million of capital trust pass-through securities to investors. The interest rate is fixed for the first seven years at 6.465%. Thereafter, the interest rate adjusts on a quarterly basis at the rate of the three month LIBOR plus 1.48%. Patapsco Statutory Trust I purchased $5,155,000 of junior subordinated deferrable interest debentures from the Company. The debentures are the sole asset of the Trust. The terms of the junior subordinated debentures are the same as the terms of the capital securities. The Company has also fully and unconditionally guaranteed the obligations of the Trust under the capital securities. The capital securities are redeemable by the Company on or after October 31, 2010, at par. The capital securities must be redeemed upon final maturity of the subordinated debentures on December 31, 2035.

On May 6, 2010, the Company’s Board of Directors determined to suspend interest payments on the trust preferred securities. The Company’s Board of Directors took this action in consultation with the Federal Reserve Bank of Richmond as required by recent regulatory policy guidance. At June 30, 2012, cumulative unpaid interest totaled $727,000. This amount has been accrued in the consolidated financial statements.

Borrowings	12 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Federal Home Loan Bank Advances, Disclosure [Text Block]
(8)	Borrowings

At June 30, 2012 and 2011, the Bank had an agreement under a blanket-floating lien with the Federal Home Loan Bank of Atlanta providing the Bank a line of credit of $65.6 million and $65.9 million, respectively. Borrowings totaled $9.0 million and $12.0 million at June 30, 2012 and 2011, respectively. The Bank is required to maintain as collateral for its FHLB borrowings qualified mortgage loans in an amount greater than 100% of the outstanding advances. This amount totaled $97.7 million at June 30, 2012. At June 30, 2012 the Bank had a Federal Funds accommodation with the Pacific Coast Bankers’ Bank of $4.0 million. At June 30, 2012, the Bank has pledged securities in the amount of $5.6 million to collateralize these lines, of which there were no balances outstanding. At June 30, 2012 and 2011, all borrowings are at fixed rates.

At June 30, the scheduled maturities of borrowings are as follows:

	2012		2011
(In thousands)	Balance	Weighted Average Rate	Balance	Weighted Average Rate
Under 12 months	$—	—%	$3,000	3.41%
12 months to 24 months	—	—	—	—
24 months to 36 months	—	—	—	—
36 months to 48 months	6,000	4.24	—	—
48 months to 60 months	—	—	6,000	4.24
60 months to 120 months	3,000	2.59	3,000	2.59
	$9,000	3.69%	$12,000	3.62%

The borrowings from the Federal Home Loan Bank of Atlanta with conversion or call features at June 30, 2012 are detailed below:

Balance	Rate	Maturity	Call\Conversion feature

$3,000,000	2.59%	10/09/2018	Callable on 10/12/2010 and every three months thereafter

Income Taxes	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
(9)	Income Taxes

The provision for income taxes is comprised of the following for the years ended June 30:

(In thousands)	2012	2011
Current:
Federal	$100	$-
State	110	(13)
Total Current Income Tax Expense (Benefit)	210	(13)
Deferred:
Federal	(497)	(382)
State	(131)	(101)
Deferred tax valuation allowance	628	2,211
Total Deferred Income Tax Expense	-	1,728
Total Income Tax Expense	$210	$1,715

The net deferred tax asset consists of the following at June 30:

(In thousands)	2012	2011
Allowance for losses on loans and leases	$1,476	$1,654
Allowance for loss on sale of real estate owned	49	63
Net operating loss carryforward	1,342	677
Reserve for uncollectable interest	146	110
Deferred compensation	71	55
Unrealized loss on securities available for sale	33	-
Other	-	4
Total deferred tax assets	3,117	2,563

Unrealized gains on securities available for sale	-	(26)
Purchase accounting adjustment	(83)	(109)
Federal Home Loan Bank stock dividends	(168)	(168)
Depreciation	(21)	(49)
Other	(6)	-
Total deferred tax liabilities	(278)	(352)
Net deferred tax asset, before valuation allowance	$2,839	$2,211
Valuation allowance	(2,839)	(2,211)
Net deferred tax asset, after valuation allowance	$-	$-

Deferred tax assets are deferred tax consequences attributable to deductible temporary differences and carryforwards. After the deferred tax asset has been measured using the applicable enacted tax rate and provisions of the enacted tax law, it is then necessary to assess the need for a valuation allowance. A valuation allowance is needed when, based on the weight of the available evidence, it is more likely than not that some portion of the deferred tax asset will not be realized. As required by generally accepted accounting principles, available evidence is weighted heavily on cumulative losses with less weight placed on future projected profitability. Realization of the deferred tax asset is dependent on whether there will be sufficient future taxable income of the appropriate character in the period during which deductible temporary differences reverse or within the carryback and carryforward periods available under tax law. Based on the available evidence, the Bank recorded a valuation allowance of $2.8 million and $2.2 million at June 30, 2012 and 2011, respectively.

A reconciliation of the income tax expense (benefit) and the amount computed by multiplying loss before income tax expense (benefit) by the statutory Federal income tax rate of 34% is as follows for the years ended June 30:

(In thousands)	2012	2011
Tax at statutory rate	$(482)	$(398)
State income tax benefit, net of Federal income tax benefit	(77)	(75)
Deferred tax asset valuation allowance	628	2,211
Other	141	(23)
Income tax expense	$210	$1,715
Effective tax rate	-14.8%	-146.6%

The Company has qualified under provisions of the Internal Revenue Code which permit it to deduct from taxable income a provision for bad debts based on actual bad debt experience. Therefore, the provision for bad debts deducted from taxable income for Federal income tax purposes was based on the experience method.

We have net operating loss carryforwards for state and federal income tax purposes of approximately $3.1 million, respectively, which are available to offset future taxable income and which expire in the fiscal years ending June 30, 2030 through June 30, 2032.

The Company adopted the provisions of ASC Topic 740, “Income Taxes” which provides clarification on accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The ASC prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. As a result of the Company’s evaluation of the implementation of Topic 740, no significant income tax uncertainties were identified. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the years ended June 30, 2012 and June 30, 2011. Our policy is to recognize interest and penalties on unrecognized tax benefits in income taxes expense in the Consolidated Statement of Operations. The Company did not recognize any interest and penalties for the years ended June 30, 2012 and June 30, 2011. The tax years subject to examination by the taxing authorities are the years ended June 30, 2011, 2010 and 2009.

Regulatory Matters	12 Months Ended
Jun. 30, 2012
Banking and Thrift [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]
(10)	Regulatory Matters

The Federal Deposit Insurance Corporation (FDIC) insures deposits of account holders up to $250,000. The Bank pays an annual premium to provide for this insurance. The Bank is also a member of the Federal Home Loan Bank System and is required to maintain an investment in the stock of the Federal Home Loan Bank of Atlanta (FHLBA) equal to at least 4.50% of the outstanding borrowings from the FHLBA plus the lesser of 0.20% of total assets or $25 million. The investment in the FHLBA stock is reported in the statement of financial condition as investment securities required by law. Purchases and sales of stock are made directly with the Bank at par value.

Pursuant to regulations of the Federal Reserve Board, all FDIC-insured depository institutions must maintain average daily reserves against their transaction accounts. No reserves are required to be maintained on the first $10.7 million of transaction accounts, reserves equal to 3% must be maintained on the next $48.1 million of transaction accounts, and a reserve of 10% must be maintained against all remaining transaction accounts. These reserve requirements are subject to adjustments by the Federal Reserve Board. Because required reserves must be maintained in the form of vault cash or in a non-interest bearing account at a Federal Reserve Bank, the effect of the reserve requirement is to reduce the amount of the institution's interest-earning assets. At June 30, 2012 and 2011, the Bank met its reserve requirements of $494,000 and $573,000, respectively.

The Company, as the holding company for the Bank, has an annual cash requirement of approximately $655,000 for the payment of preferred stock dividends and debt service on the subordinated debentures. The only source of internal funds for the holding company is dividends from the Bank. The amount of dividends that can be paid to the Company from the Bank is limited by the retained earnings of the Bank in the current calendar year and the prior two calendar years. However, dividends paid by the Bank to the Company would be prohibited if the effect thereof would cause the Bank’s capital to be reduced below applicable minimum capital requirements.

On May 6, 2010, the Company’s Board of Directors determined to suspend regular quarterly cash dividends on the $6.0 million in Series A Preferred Stock and $300,000 in Series B Preferred Stock. On the same date, the Company’s Board of Directors determined to suspend interest payments on the junior subordinated debentures. The Company’s Board of Directors took these actions in consultation with the Federal Reserve Bank of Richmond as required by recent regulatory policy guidance. The Company currently has sufficient capital and liquidity to pay the scheduled dividends on the preferred stock and interest on the junior subordinated debentures; however, the Company believes these decisions will better support the capital position of the Bank, a wholly owned subsidiary of the Company. As of June 30, 2012, a total of $736,000 in dividends on the Series A and B Preferred Stock and $727,000 in interest on the junior subordinated debentures had been deferred.

The Company is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company's assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Company's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. In addition, the Company must maintain minimum capital and other requirements of regulatory authorities when declaring or paying dividends. The Company has complied with such capital requirements.

Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios (as defined in the regulations and as set forth in the table below, as defined) of total and Tier I capital (as defined) to risk-weighted assets (as defined), and of Tier I capital to average assets (as defined). Management believes, as of June 30, 2012 and 2011, that the Company meets all capital adequacy requirements to which it is subject.

As of June 30, 2012, the most recent notification from banking regulators categorized the Company as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well or adequately capitalized the Company must maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as set forth in tables below. There are no conditions or events since that notification that management believes have changed the institution's category.

PATAPSCO BANCORP, INC. AND SUBSIDIARIES

Notes to Consolidated Financial Statements

At June 30, 2012, the Bank exceeded all regulatory minimum capital requirements. The holding company ratios do not differ significantly from the Bank’s ratios. The table below presents certain information relating to the Bank’s regulatory compliance at June 30, 2012.

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Total Capital (to Risk Weighted Assets)	$20,036	13.26%	$12,089	8.00%	$15,111	10.00%
Tier 1 Capital (to Risk Weighted Assets)	18,124	11.99%	6,044	4.00%	9,067	6.00%
Tier 1 Leverage Ratio	18,124	7.13%	10,164	4.00%	12,706	5.00%

At June 30, 2011, the Bank exceeded all regulatory minimum capital requirements. The table below presents certain information relating to the Bank’s regulatory compliance at June 30, 2011.

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Total Capital (to Risk Weighted Assets)	$21,432	12.94%	$13,250	8.00%	$16,563	10.00%
Tier 1 Capital (to Risk Weighted Assets)	19,335	11.67%	6,625	4.00%	9,938	6.00%
Tier 1 Leverage Ratio	19,335	7.26%	10,659	4.00%	13,323	5.00%

Stockholders' Equity and Related Matters	12 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
(11)	Stockholders' Equity and Related Matters

In 1995, the Bank converted from a federally chartered mutual savings association to a capital stock savings bank. Simultaneously, the Bank consummated the formation of a holding company, Patapsco Bancorp, Inc., of which the Bank is a wholly-owned subsidiary. In connection with the conversion, the Company publicly issued 362,553 shares of its common stock.

Federal regulations required that, upon conversion from mutual to stock form of ownership, a "liquidation account" be established by restricting a portion of net worth for the benefit of eligible savings account holders who maintain their savings accounts with the Company after conversion. In the event of complete liquidation (and only in such event), each savings account holder who continues to maintain his savings account shall be entitled to receive a distribution from the liquidation account after payment to all creditors, but before any liquidation distribution with respect to capital stock. This account will be proportionately reduced for any subsequent reduction in the eligible holders' savings accounts. At conversion the liquidation account totaled approximately $6,088,000. In addition to the foregoing, certain bad debt reserves of approximately $2,561,000 deducted from income for federal income tax purposes and included in retained earnings of the Company, are not available for the payment of cash dividends or other distributions to stockholders without payment of taxes at the then-current tax rate by the Company, on the amount removed from the reserves for such distributions. The unrecorded deferred income tax liability on the above amount was approximately $989,000.

Preferred Stock	12 Months Ended
Jun. 30, 2012
Equity [Abstract]
Preferred Stock [Text Block]
(12)	Preferred Stock

On December 19, 2008, as part of the Troubled Asset Relief Program (“TARP”) Capital Purchase Program, the Company entered into a Letter Agreement, and the related Securities Purchase Agreement – Standard Terms (collectively, the “Purchase Agreement”), with the United States Department of the Treasury (“Treasury”), pursuant to which the Company issued (i) 6,000 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A, liquidation preference of $1,000 per share (”Series A preferred stock”), and (ii) a warrant to purchase an additional $300,000 in preferred stock (“Series B preferred stock”), for an aggregate purchase price of $6.0 million.

The Series A preferred stock qualifies as Tier 1 capital and pays cumulative dividends at a rate of 5% per annum until February 15, 2014. Beginning February 15, 2014, the dividend rate will increase to 9% per annum. On and after February 15, 2012, the Company may, at its option, redeem shares of Series A preferred stock, in whole or in part, at any time and from time to time, for cash at a per share amount equal to the sum of the liquidation preference per share plus any accrued and unpaid dividends to but excluding the redemption date. Prior to February 15, 2012, the Company may redeem shares of Series A preferred stock only if it has received aggregate gross proceeds of not less than $1,500,000 from one or more qualified equity offerings, and the aggregate redemption price may not exceed the net proceeds received by the Company from such offerings. The redemption of the Series A preferred stock requires prior regulatory approval.

On December 19, 2008, Treasury exercised all of the warrants on the Series B preferred stock at the exercise price of $0.01 per share. The Series B preferred stock qualifies as Tier 1 capital and pays cumulative dividends at a rate of 9% per annum. The Series B preferred stock may not be redeemed until all the Series A preferred stock has been redeemed.

The Series A preferred stock and Series B preferred stock were issued in a transaction exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended. Neither the Series A preferred stock nor the Series B preferred stock will be subject to any contractual restrictions on transfer.

Benefit Plans	12 Months Ended
Jun. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
(13)	Benefit Plans

2004 Stock Incentive Plan

In October 2004, the shareholders of the Company approved the 2004 Stock Incentive Plan. Under this plan, 90,000 shares of common stock are available for issuance under a variety of awards. An additional 40,146 shares were made available for issuance to settle past deferred compensation obligations. This new plan replaced the Director’s retirement plan that was effective since September 1995. At the time of adoption, the directors had the option to reallocate their deferred compensation assets.

In May 2009, the Board of Directors voted to terminate the directors deferred compensation portion of the Plan. Accordingly, 57,255 deferred shares were distributed to the respective directors in May 2010, and are now included as issued shares. The remaining portion of the Plan continues to remain in effect. As of June 30, 2012 there are 7,000 non-vested shares outstanding under this plan.

A summary of the status of the Company’s non-vested shares as of June 30, 2012 is presented below:

	Common Shares	Weighted Average Grant-Date Fair Value
Non-Vested as of June 30, 2011	2,250	$7.10
Vested	2,250	7.10
Issued	10,000	0.84
Forfeited	3,000	0.84
Non-vested at June 30, 2012	7,000	$0.84

As of June 30, 2012 there was $4,000 of total unrecognized compensation costs related to non-vested share-based compensation. The cost is expected to be recognized over a weighted average period of 26 months. During the year ended June 30, 2012, 10,000 restricted shares were issued to members of executive management. At grant date, vesting of the shares was “cliff” vesting at the end of a three year period. As of March 2, 2012, 3,000 shares were forfeited upon employment termination. Compensation expense recognized in connection with these plans during the years ended June 30, 2012 and 2011 was $2,000 and $5,000, respectively.

Stock Options

The Company's 1996 Stock Options and Incentive Plan (Plan) was approved by the stockholders at the 1996 annual meeting. The Plan provides for the granting of options to acquire common stock to directors and key employees. Option prices are equal or greater than the estimated fair market value of the common stock at the date of the grant. In October 1996, the Company granted options to purchase 137,862 shares at $4.60 per share. There are no remaining options to be issued under this plan.

The Company’s 2000 Stock Option and Incentive Plan was approved by the stockholders at the 2000 annual meeting. The Plan provides for the granting of options to acquire common stock to directors and key employees. Option prices are equal or greater than the estimated fair market value of the common stock at the date of the grant. The Plan provides for one-fifth of the options granted to be exercisable on each of the first five anniversaries of the date of grant. Under this plan, in August 2001 the Company granted options to purchase 99,975 shares at $6.29 per share. There are 8,971 options eligible to be issued under this plan.

The following table summarizes the changes in the Company's stock option plans during the past two years.

		Weighted		Weighted
		Average		Average	Aggregate
		Exercise	Options	Exercise	Intrinsic
	Options	Price	Exercisable	Price	Value(000s)
Outstanding, June 30, 2010	20,832	$6.29	20,832	$6.29	$-
Granted	-	-
Exercised	-	-
Cancelled	-	-
Outstanding, June 30, 2011	20,832	$6.29	20,832	$6.29	$-
Granted	-	-
Exercised	-	-
Cancelled	(20,832)	6.29
Outstanding, June 30, 2012	-	$-	-	$-	$-

There are no stock options outstanding at June 30, 2012.

401(K) Retirement Savings Plan

The Company has a 401(k) Retirement Savings Plan. Employees may contribute a percentage of their salary subject to limitations established by the Internal Revenue Service. The Company is obligated to contribute 3% of each employee's salary, whether or not the employee contributes their own money. All employees who have completed six months of service with the Company in which they have worked more than 500 hours, and are at least 21 years old, are eligible to participate. The Company's contribution to this plan was $74,000 and $84,000 for the years ended June 30, 2012 and 2011, respectively. Additionally, there is a discretionary profit sharing component to the 401K plan. There were no discretionary contributions for the plan for the years ended June 30, 2012 and 2011.

Fair Value Measurements	12 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
(14)	Fair Value Measurements

ASC Topic 825, “Financial Instruments” requires the Company to disclose estimated fair values for certain on- and off-balance sheet financial instruments. Fair value estimates, methods, and assumptions are set forth below for the Company's financial instruments as of June 30, 2012 and 2011.

Fair value estimates are made at a specific point in time, based on relevant market information and information about financial instruments. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect estimates.

The carrying amount and estimated fair value of financial instruments is summarized as follows at June 30:

	2012		2011
	Carrying		Carrying
(In thousands)	Amount	Fair value	Amount	Fair value
Assets:
Cash and cash equivalents	$28,845	$28,845	$28,469	$28,469
Securities available for sale	41,124	41,124	39,814	39,814
Loans receivable, net	173,595	183,066	182,570	191,181
Securities required by law	1,399	1,399	2,286	2,286
Accrued interest receivable	654	654	857	857
Liabilities:
Deposits	225,413	225,392	231,306	231,358
Long-term debt and junior subordinated debentures	14,000	14,769	17,000	15,828
Accrued interest payable	798	798	622	622
Off balance sheet instruments:
Commitments to extend credit	-	-	-	-

The following presents the carrying amount, fair value, and placement in the fair value hierarchy of the Company’s financial instruments not previously disclosed as of June 30, 2012. This table excludes financial instruments for which the carrying amount approximates fair value.

			(Level 1)	(Level 2)	(Level 3)
(In thousands) June 30, 2012	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Financial instruments – Assets
Loans receivable, net	$173,595	$183,066	$-	$-	$183,066
Financial instruments - Liabilities
Deposits	225,413	225,392	142,069	83,323	-
Long-term debt	14,000	14,769	-	14,769	-

Cash and Cash Equivalents - Due from Banks and Interest Bearings Deposits with Banks

The statement of financial condition carrying amounts for cash and due from banks, interest bearing deposits with banks and federal funds sold approximate the estimated fair values of such assets.

Securities Available for Sale

The fair value of securities available for sale (carried at fair value) are determined by obtaining quoted market prices on nationally recognized securities exchanges (Level 1), or matrix pricing (Level 2), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted prices.

Loans Receivable

Loans receivable were segmented into portfolios with similar financial characteristics. Loans were also segmented by type such as residential, commercial, commercial real estate, commercial real estate construction and consumer. Each loan category was further segmented by fixed and adjustable rate interest terms.

The fair value of loans was calculated by discounting anticipated cash flows based on weighted average contractual maturity, weighted average coupon and market rates.

Impaired Loans

The Company considers loans to be impaired when it becomes probable that the Company will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement. All non-accrual loans and Troubled Debt Restructurings are considered impaired. The measurement of impaired loans is based on the present value of the expected cash flows discounted at the historical effective interest rate, the market price of the loan, or the fair value of the underlying collateral. These assets are included as Level 3 fair values, based upon the lowest level of input that is significant to the fair value measurements.

Real Estate Acquired Through Foreclosure and Other Repossessed Assets

Real estate acquired through foreclosure and other repossessed assets are initially recorded at the estimated fair value, net of estimated selling costs, and subsequently at the lower of carrying cost or fair value less estimated costs to sell. Fair value is determined utilizing third party appraisals, broker price opinions or other similar methods. Fair value is updated at least annually and more often if circumstances dictate.

Securities required by Law

The carrying amount of securities required by law approximates its fair value.

Accrued Interest Receivable

The carrying amount of accrued interest receivable approximates its fair value.

Deposits

The fair value of deposits with no stated maturity, such as non-interest bearing deposits, interest bearing NOW accounts and statement savings accounts, is equal to the carrying amounts. The fair value of certificates of deposit was based on the discounted value of contractual cash flows. The discount rate for certificates of deposit was estimated using market rates.

Long-Term Debt and Junior Subordinated Debentures

The fair value of long-term debt was based on the discounted value of contractual cash flows, using market rates.

Accrued Interest Payable

The carrying amount of accrued interest payable approximates its fair value.

Off-Balance Sheet Financial Instruments and Standby Letters of Credit

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business, including mortgage loan commitments, undisbursed lines of credit on commercial business loans and standby letters of credit. These instruments involve, to various degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated statements of financial condition. The fair values of such commitments are immaterial.

The disclosure of fair value amounts does not include the fair values of any intangibles, including core deposit intangibles. Core deposit intangibles represent the value attributable to total deposits based on an expected duration of customer relationships.

The Company complies with ASC Topic 820, “Fair Value Measurements and Disclosures,” which defines the concept of fair value, establishes a framework for measuring fair value in GAAP, and expands disclosure about fair value measurements. ASC Topic 820 applies only to fair value measurements required or permitted under current accounting pronouncements, but does not require any new fair value measurements. Fair value is defined as the price to sell an asset or to transfer a liability in an orderly transaction between willing market participants as of the measurement date. The statement also expands disclosures about financial instruments that are measured at fair value and eliminates the use of large position discounts for financial instruments quoted in active markets. The disclosure’s emphasis is on the inputs used to measure fair value and the effect of the measurement on earnings for the period.

ASC Topic 820 clarifies how an entity would determine fair value in an inactive market and defines fair value as the price that would be received to sell the asset or transfer the liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. ASC Topic 820 provides additional guidance in determining when the volume and level of activity for the asset or liability has significantly decreased. It also includes guidance on identifying circumstances when a transaction may not be considered orderly. ASC Topic 820 provides a list of factors that a reporting entity should evaluate to determine whether there has been a significant decrease in the volume and level of activity for the asset or liability in relation to normal market activity for the asset or liability. When the reporting entity concludes there has been a significant decrease in the volume and level of activity for the asset or liability, further analysis of the information from that market is needed and significant adjustments to the related prices may be necessary to estimate fair value. This guidance clarifies that when there has been a significant decrease in the volume and level of activity for the asset or liability, some transactions may not be orderly. In those situations, the entity must evaluate the weight of the evidence to determine whether the transaction is orderly. The guidance provides a list of circumstances that may indicate that a transaction is not orderly. A transaction price that is not associated with an orderly transaction is given little, if any, weight when estimating fair value.

The Company has an established and documented process for determining fair values. Fair value is based on quoted market prices, when available. If listed prices or quotes are not available, fair value is based on fair value models that use market participant or independently sourced market data, which include discount rate, interest rate yield curves, prepayment speeds, bond ratings, credit risk, loss severities, default rates, and expected cash flow assumptions. In addition, valuation adjustments may be made in the determination of fair value. These fair value adjustments may include amounts to reflect counterparty credit quality, creditworthiness, liquidity, and other unobservable inputs that are applied consistently over time. These adjustments are estimated and therefore, subject to managements’ judgment, and at times, may be necessary to mitigate the possibility of error or revision in the estimate of the fair value provided by the model. The Company has various controls in place to ensure that the valuations are appropriate, including review and approval of the valuation models, benchmarking, comparison to similar products, and reviews of actual cash settlements. The methods described above may produce fair value calculations that may not be indicative of the net realizable value or reflective of future fair values. While the Company believes its valuation methods are consistent with other financial institutions, the use of different methods or assumptions to determine fair values could result in different estimates of fair value.

ASC Topic 820 established a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based on the inputs used to value the particular asset or liability at the measurement date. The three levels are defined as follows:

•	Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
•	Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices of identical or similar assets or liabilities in markets that are not active, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
•	Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Each financial instrument’s level assignment within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement for that particular category.

There were no transfers of assets between fair value Level 1 and Level 2 for the year ended June 30, 2012.

For financial assets measured at fair value on a recurring and nonrecurring basis, the fair value measurements by level within the fair value hierarchy used are as follows:

	At June 30, 2012
(In thousands)	Total	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Corporate bonds	$2,592	$-	$2,592	$-
U.S. Government agencies	7,988	-	7,988	-
Mortgage-backed securities, residential	10,410	-	10,410	-
Collateralized mortgage obligations, agencies	20,134	-	20,134	-
Total securities available for sale	$41,124	$-	$41,124	$-

Measured at fair value on a nonrecurring basis:
Impaired Loans	$3,347	$-	$-	$3,347
Real estate acquired through foreclosure and other repossessed assets	$621	$-	$-	$621

	At June 30, 2011
(In thousands)	Total	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Corporate bonds	$2,955	$-	$2,955	$-
U.S. Government agencies	12,520	-	12,520	-
Mortgage-backed securities, residential	4,098	-	4,098	-
Collateralized mortgage obligations, agencies	20,241	-	20,241	-
Total securities available for sale	$39,814	$-	$39,814	$-

Measured at fair value on a nonrecurring basis:
Impaired Loans	$3,983	$-	$-	$3,983
Real estate acquired through foreclosure and other repossessed assets	$24	$-	$-	$24

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs have been used to determine fair value:

(in thousands) June 30, 2012	Fair Value Estimate	Valuation Technique	Unobservable Input	Range
Impaired loans	$3,347	Appraisal of collateral (1)	Appraisal adjustments (2)	0 – 15%

Repossessed real estate and other assets	$621	Appraisal of collateral (1)	Appraisal adjustments (2)	0 – 15%

(1)	Fair value is generally determined through independent appraisals of the underlying collateral that generally include various level 3 inputs which are not identifiable.
(2)	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

Condensed Financial Information (Parent Company Only)	12 Months Ended
Jun. 30, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
(15)	Condensed Financial Information (Parent Company Only)

Summarized financial information for the Company is as follows as of and for the years ended June 30:

(In thousands)
Statements of Financial Condition	2012	2011
Cash	$239	$103
Equity in net assets of the bank	18,132	19,515
Other assets	155	308
Total Assets	$18,526	$19,926

Accrued expenses and other liabilities	$897	$573
Subordinated Debentures	5,000	5,000
Stockholders' equity	12,629	14,353
Total Liabilities & Stockholders’ Equity	$18,526	$19,926

(In thousands)
Statements of Operations	2012	2011
Total Interest Income	$-	$-
Total Interest Expense	323	323
Non-interest Income	-	-
Non-interest Expense	1	1
Loss before equity in net loss of subsidiary and income tax benefit	(324)	(324)
Net loss of subsidiary	(1,264)	(2,585)
Loss before income tax provision (benefit)	(1,588)	(2,909)
Income tax provision (benefit)	39	(24)
Net loss	($1,627)	($2,885)

(In thousands) Statements of Cash Flows	2012	2011
Operating activities:
Net loss	($1,627)	($2,885)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Equity in net loss of subsidiary	1,264	2,585
Decrease in other assets	151	66
Increase (decrease) in accrued expenses and other liabilities	348	(48)
Net cash provided by (used in) operating activities	136	(282)
Investing activities:
Additional investment in subsidiary stock	-	(1,200)
Net cash used in investing activities	-	(1,200)
Net increase (decrease) in cash and cash equivalents	136	(1,482)
Cash and cash equivalents, beginning of year	103	1,585
Cash and cash equivalents, end of year	$239	$103

Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Business Description and Accounting Policies [Text Block]

Description of Business

Patapsco Bancorp, Inc. (the Company) is the holding company of The Patapsco Bank (Bank). Patapsco owns 100% of Prime Business Leasing, Inc. (Prime Leasing), PFSL Holding Corp. (PFSL) and Patapsco Financial Services, Inc. (Patapsco Financial). The primary business of the Bank is to attract deposits from individual and corporate customers and to originate residential and commercial mortgage loans, commercial loans and consumer loans, primarily in the Greater Baltimore Metropolitan area. The Bank is subject to competition from other financial and mortgage institutions in attracting and retaining deposits and in making loans. The Bank is subject to the regulations of certain agencies of the federal government and undergoes periodic examination by those agencies. The primary business of Prime Leasing is the servicing of commercial finance leases. In October, 2008 management made a strategic decision to cease the origination of leases. The primary business of PFSL is to hold foreclosed real estate. The primary business of Patapsco Financial is the sale of consumer investment products.

Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, the Bank, Prime Leasing, PFSL, and Patapsco Financial. All significant intercompany accounts and transactions have been eliminated in consolidation.

In preparing the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the statement of financial condition and income and expenses for the periods then ended. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant change in the near-term relate to the determination of the allowance for loan losses, the fair value of financial instruments, the valuation of real estate acquired through foreclosure, the determination of other-than-temporary impairment on securities and the valuation of deferred tax assets.

Management believes that the allowance for loan losses is adequate. While management uses and considers available information in making the required estimates, additional provisions for losses may be necessary based on changes in economic conditions, particularly in Baltimore and the State of Maryland. In addition, various regulatory agencies, as an integral part of their examination process, periodically review Patapsco's allowance for loan losses. Such agencies may require Patapsco to recognize changes to the allowance based on their judgments about information available to them at the time of their examination.

In preparing these financial statements, the Company evaluated the events and transactions that occurred from June 30, 2012 through the date these financial statements were issued.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Significant Concentrations of Credit Risk

Most of the Company’s activities are with customers in the Greater Baltimore Metropolitan Area. Note 2 discusses the types of securities the Company invests in. Note 3 discusses the types of lending that the Company engages in. The Company’s largest lending relationship is $3.0 million.

The Company's residential lending operations are focused in the State of Maryland, primarily the Baltimore Metropolitan area. While residential lending is generally considered to involve less risk than other forms of lending, payment experience on these loans is dependent to some extent on economic and market conditions in the Company's primary lending area.

The Company has money market investments with one institution, the total of which exceeds the FDIC insurance limitations. This constitutes a concentration of credit risk.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash Equivalents Cash equivalents include short-term investments, with an original maturity of 90 days or less, which consist of interest-bearing deposits in other financial institutions.
Marketable Securities, Policy [Policy Text Block]

Securities

Securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and recorded at amortized cost. As the Company does not engage in securities trading, the balance of its debt securities are classified as available-for-sale and recorded at fair value with unrealized gains and losses excluded from earnings and reported as a separate component of stockholders' equity, net of tax effects. All of the Company’s securities are classified as available for sale at June 30, 2012 and 2011.

Accounting Standards Codification (“ASC”) Topic 320, “Investments – Debt and Equity Securities” clarified the interaction of the factors that should be considered when determining whether a debt security is other-than-temporarily impaired. For debt securities, management must assess whether (a) it has the intent to sell the security and (b) it is more likely than not that it will be required to sell the security prior to its anticipated recovery. These steps are done before assessing whether the entity will recover the cost basis of the investment.

In instances when a determination is made that an other-than-temporary impairment exists but the investor does not intend to sell and it is not more likely than not that it will be required to sell the debt security prior to its anticipated recovery, the other-than-temporary impairment is separated into (a) the amount of the total other-than-temporary impairment related to a decrease in cash flow expected to be collected from the debt security (the credit loss) and (b) the amount of the total other-than-temporary impairment related to all other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairment related to all other factors is recognized in other comprehensive loss.

For purposes of computing realized gains or losses on the sales of securities, cost is determined using the specific identification method. Premiums and discounts on securities are amortized over the term of the security using the interest method.

Securities Required By Law, Policy [Policy Text Block]

Securities Required by Law

Securities required by law represent Federal Reserve Bank of Richmond (“FRB”) and Federal Home Loan Bank of Atlanta stock (“FHLB”), which are considered restricted as to marketability. Management evaluates the Company’s restricted stock in the FHLB and FRB for impairment in accordance with ASC Topic 350, “Accounting by Certain Entities (Including with Trade Receivables) That Lend to or Finance the Activities of Others.” Management’s determination of whether this investment is impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of their cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB. The Company has concluded that the restricted stock investment is not impaired as of June 30, 2012 and 2011.

Policy Loans Receivable, Policy [Policy Text Block]

Loans Receivable

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. The accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about further collectability of principal or interest, even though the loan is currently performing. A loan may remain on accrual status if it is in the process of collection and is either guaranteed or well secured. When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the allowance for loan losses. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management’s judgment as to the collectability of principal. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt. Consumer loans are generally charged off after they become more than 90 days past due. All other loans are charged off when management concludes that they are uncollectible.

 The Company accounts for loans in accordance with ASC Topic 310, “Receivables,” when due to a deterioration in a borrower’s financial position, the Company grants concessions that would not otherwise be considered. Interest income is recognized on these loans using the accrual method of accounting, provided they are performing in accordance with their restructured terms and are considered collectible.

Loan Fees, Policy [Policy Text Block]

Loan Fees

Loan origination fees are deferred and amortized to income over the contractual lives of the related loans using the interest method. Certain incremental direct loan origination costs are deferred and recognized over the contractual lives of the related loans using the interest method as a reduction of the loan yield. Deferred fees and costs are combined where applicable and the net amount is amortized.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]

Allowance for Loan Losses

The allowance for loan losses (“allowance”) consists of the allowance for loan losses and the reserve for unfunded lending commitments. The allowance represents an amount that, in the judgment of management, will be adequate to absorb probable losses on outstanding loans and leases that may become uncollectible. The allowance represents an estimate made based upon two principles of accounting: (1) ASC Topic 450 “Contingencies”, that requires losses to be accrued when their occurrence is probable and estimable, and (2) ASC Topic 310, “Receivables,” that requires losses be accrued when it is probable that the lender will not collect all principal and interest due under the original terms of the loan. The adequacy of the allowance is determined through careful evaluation of the loan portfolio. This determination is inherently subjective and requires significant estimates, including estimated losses on pools of homogeneous loans based on historical loss experience and consideration of the current economic environment and other qualitative factors that may be subject to change. Loans and leases deemed uncollectible are charged against the allowance and recoveries of previously charged-off amounts are credited to it. The level of the allowance is adjusted through the provision for loan losses that is recorded as a current period expense. The reserve for unfunded lending commitments represents management’s estimate of losses inherent in its unfunded loan commitments and is recorded in other liabilities on the consolidated statement of financial condition. The amount of the reserve for unfunded lending commitments is not material to the consolidated financial statements.

The methodology for assessing the appropriateness of the allowance includes a specific allowance, a formula allowance and a nonspecific allowance. The specific allowance is for risk rated credits on an individual basis. The formula allowance reflects historical losses by credit category. The nonspecific allowance captures losses whose impact on the portfolio have occurred but have yet to be recognized in either the specific allowance or the formula allowance. The factors used in determining the nonspecific allowance include trends in delinquencies, trends in volumes and terms of loans, the size of loans relative to the allowance, concentration of credits, the quality of the risk identification system and credit administration and local and national economic trends. These factors are applied to each segment of the loan portfolio and consider the characteristics contained thereof. If circumstances differ materially from the assumptions used in determining the allowance, future adjustments to the allowance may be necessary and results of operations could be affected. Because events affecting borrowers and collateral cannot be predicted with certainty, there can be no assurance that increases to the allowance will not be necessary should the quality of any loans deteriorate as a result of the factors discussed above.

Commercial Lending - The Company originates commercial loans primarily to businesses located in its primary market area and surrounding areas. These loans are used for various business purposes which include short-term loans, lines of credit to finance machinery and equipment purchases, inventory, and accounts receivable. Generally, the maximum term for loans extended on machinery and equipment is based on the projected useful life of such machinery and equipment. Most business lines of credit are written on demand and may be renewed annually.

Commercial loans are generally secured with short-term assets. However, in many cases additional collateral such as real estate is provided as additional security for the loan. Loan-to-value maximum values have been established by the Company and are specific to the type of collateral. Collateral values may be determined using invoices, inventory reports, accounts receivable aging reports, collateral appraisals, collateral brokers price opinions (“BPO’s”), etc.

In underwriting commercial loans, an analysis of the borrower’s character, capacity to repay the loan, the adequacy of the borrower’s capital and collateral, as well as an evaluation of conditions affecting the borrower is performed. Analysis of the borrower’s past, present, and future cash flows is also an important aspect of the Company’s analysis.

Commercial loans generally present a higher level of risk than other types of loans due primarily to the effect of general economic conditions.

Commercial Real Estate Lending - The Company engages in commercial real estate lending in its primary market area and surrounding areas. The Company’s commercial real estate loan portfolio is secured primarily by commercial retail space, office buildings, and hotels. Generally, commercial real estate loans have terms that do not exceed 20 years, have loan-to-value ratios of up to 80% of the appraised value of the property, and are typically secured by personal guarantees of the borrowers.

In underwriting these loans, the Company performs a thorough analysis of the financial condition of the borrower, the borrower’s credit history, and the reliability and predictability of the cash flow generated by the property securing the loan. Appraisals on properties securing commercial real estate loans originated by the Company are performed by independent appraisers.

Commercial real estate loans generally present a higher level of risk than other types of loans due primarily to the effect of general economic conditions.

Commercial Real Estate Construction Lending - The Company engages in commercial real estate construction lending in its primary market area and surrounding areas. The Company’s commercial real estate construction lending consists of commercial and residential site development loans as well as commercial building construction and residential housing construction loans.

The Company’s commercial real estate construction loans are generally secured with the subject property. Terms of construction loans depend on the specifics of the project, such as: estimated absorption rates, estimated time to complete, etc.

In underwriting commercial real estate construction loans, the Company performs a thorough analysis of the financial condition of the borrower, the borrower’s credit history, and the reliability and predictability of the cash flow generated by the project using feasibility studies, market data, etc. Appraisals on properties securing commercial real estate loans originated by the Company are performed by independent appraisers.

Commercial real estate construction loans generally present a higher level of risk than other types of loans due primarily to the effect of general economic conditions.

Residential Lending - One-to-four family residential loan originations are generated by the Company’s marketing efforts, its present customers, walk-in customers, and referrals. These loans originate primarily within the Company’s market area or with customers primarily from the market area.

The Company offers fixed-rate and adjustable-rate mortgage loans with terms up to a maximum of 30 years for both permanent structures and those under construction. The Company’s one-to-four-family residential originations are secured primarily by properties located in its primary market area and surrounding areas. The majority of the Company’s residential loans originate with a loan-to-value of 80% or less. Loans in excess of 80% are required to have private mortgage insurance.

In underwriting one-to-four family residential loans, the Company evaluates both the borrower’s ability to make monthly payments and the value of the property securing the loan. Properties securing residential loans made by the Company are appraised by independent fee appraisers. The Company generally requires borrowers to obtain an attorney’s title opinion or title insurance, as well as fire and property insurance (including flood insurance, if necessary) in an amount not less than the amount of the loan. The Company has not engaged in subprime residential originations.

Consumer Lending - The Company offers a variety of secured and unsecured consumer loans, including home equity lines of credit, home equity loans, and loans secured by savings deposits primarily within the Company’s market area or with customers primarily from the market area.

Home equity lines of credit are secured by the borrower’s primary residence with a maximum loan-to-value of 90% and a maximum term of 20 years.

In underwriting home equity lines of credit, a thorough analysis of the borrower’s willingness and financial ability to repay the loan as agreed is performed. The ability to repay is determined by the borrower’s employment history, current financial conditions, and credit background. The analysis is based primarily on the customer’s ability to repay and secondarily on the collateral or security.

Home equity lines of credit and consumer loans secured by savings deposits generally present a lower level of risk than other types of consumer loans because they are secured by the borrower’s primary residence or deposit accounts held at the Company, respectively.

A loan is determined to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A loan is not considered impaired during a period of insignificant delay in payment if the Company expects to collect all amounts due, including past-due interest. The Company generally considers a period of insignificant delay in payment to include delinquency up to and including 90 days. Impairment is measured through a comparison of the loan’s carrying amount to the present value of its expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller-balance homogeneous loans are evaluated collectively for impairment. Accordingly, the Company does not separately identify individual residential first and second mortgage loans and consumer installment loans for impairment disclosures, unless such loans are the subject of a restructuring agreement.

Impaired loans are therefore generally comprised of commercial mortgage, real estate development, and certain restructured residential loans. In addition, impaired loans are generally loans which management has placed in nonaccrual status since loans are placed in nonaccrual status on the earlier of the date that management determines that the collection of principal and/or interest is in doubt or the date that principal or interest is 90 days or more past-due. The evaluation of the need and amount of a specific allocation of the allowance and whether a loan can be removed from impairment status is made on a quarterly basis. The Company’s policy for recognizing interest income on impaired loans does not differ from its overall policy for interest recognition.

Credit quality risk ratings include regulatory classifications of special mention, substandard, doubtful, and loss. Loans classified special mention have potential weaknesses that deserve management’s close attention. If uncorrected, the potential weakness may result in deterioration of the repayment prospects. Loans classified substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They include loans that are inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified doubtful have all the weaknesses inherent in loans classified substandard with the added characteristics that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans classified as a loss are considered uncollectible and are charged to the allowance for loan losses. Loans not classified are rated pass.

In addition, federal regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and may require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination, which may not be currently available to management. Based on management’s comprehensive analysis of the loan portfolio, management believes the current level of the allowance for loan losses is adequate.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Land is carried at cost. Property and equipment are stated at cost less accumulated depreciation computed by use of the straight-line method over the estimated useful lives of the related assets. Additions and betterments are capitalized and costs of repairs and maintenance are expensed when incurred. The related costs and accumulated depreciation are eliminated from the accounts when an asset is sold or retired and the resultant gain or loss is credited or charged to income.

Loans and Leases Receivable, Real Estate Acquired Through Foreclosure, Policy [Policy Text Block]

Real Estate Acquired Through Foreclosure and Other Repossessed Assets

Real estate acquired through foreclosure and other repossessed assets are initially recorded at the estimated fair value, net of estimated selling costs, and subsequently at the lower of carrying cost or fair value less estimated costs to sell. Fair value is determined utilizing third party appraisals, broker price opinions or other similar methods. Fair value is updated at least annually and more often if circumstances dictate. Costs relating to holding such property are charged against income in the current period, while costs relating to improving such real estate are capitalized until a salable condition is reached.

Income Tax, Policy [Policy Text Block]

Deferred Income Taxes

Deferred income taxes are recognized, with certain exceptions, for temporary differences between the financial reporting basis and income tax basis of assets and liabilities based on enacted tax rates expected to be in effect when such amounts are realized or settled. Deferred tax assets are recognized only to the extent that it is more likely than not that such amounts will be realized based on consideration of available evidence, including tax planning strategies and other factors. The effects of changes in tax laws or rates on deferred tax assets and liabilities are recognized in the period that includes the enactment date.

Earnings Per Share, Policy [Policy Text Block]

Loss per Share

Basic earnings per common share amounts are based on the weighted average shares of common stock outstanding. Diluted earnings per share assume the conversion, exercise or issuance of all potential common stock instruments such as options, warrants and convertible securities, unless the effect is to reduce a loss or increase earnings per share. Net loss (numerator) was adjusted for preferred stock dividends for all affected periods presented.

	Year Ended
	June 30, 2012		June 30, 2011
(in thousands, except per share data)	Basic	Diluted	Basic	Diluted
Net loss available for common stockholders	$(2,014)	$(2,014)	$(3,272)	$(3,272)
Weighted average common shares outstanding	1,980	1,980	1,943	1,943
Dilutive shares	-	-	-	-
Diluted weighted average shares outstanding	1,980	1,980	1,943	1,943
Per share amount	$(1.02)	$(1.02)	$(1.68)	$(1.68)

At June 30, 2012, there were no stock options outstanding. At June 30, 2011, there were 20,832 stock options outstanding, all of which had exercise prices above the market price of the Company’s common stock on the same date. Additionally, as the Company was in a loss position for all of the periods presented above, there was no dilutive effect to the loss per share calculation.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation

In accordance with ASC Topic 718 “Compensation – Stock Compensation,” the Company records compensation costs related to share-based payment transactions in the financial statements over the period that an employee provides services in exchange for the award using the modified prospective method. Under the modified prospective method, companies are required to record compensation cost for new and modified awards over the related vesting period of such awards prospectively, and to record compensation cost prospectively on the non-vested portion, at the date of adoption of ASC Topic 718, of previously issued and outstanding awards over the remaining vesting period of such awards. No change to prior periods presented is permitted under the modified prospective method.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]

Intangible Assets

Acquired intangible assets with finite lives, such as purchased customer accounts, are required to be amortized over their estimated lives, which for the Company is 10 years. The Company periodically assesses whether events or changes in circumstances indicate that the carrying amounts of intangible assets may be impaired.

Intangible assets were composed of the following:

(In thousands)	June 30, 2012		June 30, 2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable intangible assets, acquisition of deposit accounts	$516	$426	$516	$374

Amortization expense was $52,000 and $51,000 for the years ended June 30, 2012 and June 30, 2011, respectively. The carrying value of $90,000 at June 30, 2012 will be amortized at $51,000 next year and $39,000 the following year.

Advertising Costs, Policy [Policy Text Block]	Advertising Costs The Company expenses advertising costs as they are incurred.
Segment Reporting, Policy [Policy Text Block]

Segment Reporting

The Company acts as an independent community financial services provider, and offers traditional banking and related financial services to individual, business and government customers. Through its branch and automated teller machine networks, the Bank offers a full array of commercial and retail financial services, including taking of time, savings and demand deposits; the making of commercial, consumer and mortgage loans; and the providing of other financial services.

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial, retail, and mortgage operations of the Bank. As such, discrete financial information is not available and segment reporting would not be meaningful.

Reclassification, Policy [Policy Text Block]

Reclassification

Certain prior year’s amounts have been reclassified to conform to the current year’s presentation. Such reclassifications had no impact on the Company’s stockholders’ equity or net loss.

Guarantees, Indemnifications and Warranties Policies [Policy Text Block]

Guarantees

The Company does not issue any guarantees that would require liability recognition or disclosure, other than its standby letters of credit. Standby letters of credit are written conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Generally, all letters of credit, when issued have expiration dates within one year. The credit risk involved in issuing letters of credit is essentially the same as those that are involved in extending loan facilities to customers. The Company, generally, holds collateral and/or personal guarantees supporting these commitments. The Company had $1,107,000 and $1,421,000 of standby letters of credit as of June 30, 2012 and June 30, 2011, respectively. Management believes that the proceeds obtained through a liquidation of collateral and the enforcement of guarantees would be sufficient to cover the potential amount of future payments required under the corresponding guarantees. The amount of the liability as of June 30, 2012 and June 30, 2011 for guarantees under standby letters of credit issued is not material.

Off-Balance-Sheet Credit Exposure, Policy [Policy Text Block]

Off Balance Sheet Arrangements

In the ordinary course of business, the Company has entered into commitments to extend credit, commercial letters of credit and standby letters of credit. Such financial instruments are recorded when funded.

Transfers and Servicing of Financial Assets, Policy [Policy Text Block]

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

New Accounting Pronouncements, Policy [Policy Text Block]	New Accounting Pronouncements There were no new accounting pronouncements affecting the Company during the reporting periods.

Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

Net loss (numerator) was adjusted for preferred stock dividends for all affected periods presented.

	Year Ended
	June 30, 2012		June 30, 2011
(in thousands, except per share data)	Basic	Diluted	Basic	Diluted
Net loss available for common stockholders	$(2,014)	$(2,014)	$(3,272)	$(3,272)
Weighted average common shares outstanding	1,980	1,980	1,943	1,943
Dilutive shares	-	-	-	-
Diluted weighted average shares outstanding	1,980	1,980	1,943	1,943
Per share amount	$(1.02)	$(1.02)	$(1.68)	$(1.68)

Schedule of Finite-Lived Intangible Assets [Table Text Block]

Intangible assets were composed of the following:

(In thousands)	June 30, 2012		June 30, 2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable intangible assets, acquisition of deposit accounts	$516	$426	$516	$374

Securities Available for Sale (Tables)	12 Months Ended
Jun. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]

Securities available for sale are summarized as follows as of June 30:

	2012
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value

Corporate bonds	$2,821	$3	$(232)	$2,592
U.S. Government agencies	8,000	1	(13)	7,988
Mortgage-backed securities, residential	10,344	71	(5)	10,410
Collateralized mortgage obligations	20,041	145	(52)	20,134
	$41,206	$220	$(302)	$41,124

	2011
Corporate bonds	$3,000	$-	$(45)	$2,955
U.S. Government agencies	12,530	10	(20)	12,520
Mortgage-backed securities, residential	4,020	78	-	4,098
Collateralized mortgage obligations	20,199	107	(65)	20,241
	$39,749	$195	$(130)	$39,814

Schedule Of Maturities Of Available For Sale Securities [Table Text Block]

The scheduled maturities of securities available for sale at June 30, 2012 are as follows:

	2012
	Amortized	Fair
(In thousands)	Cost	Value
Due in less than one year	$821	$824
Due in one to five years	-	-
Due after five through ten years	2,000	1,768
Due after ten years	8,000	7,988
Mortgage-backed securities, residential	10,344	10,410
Collateralized mortgage obligations	20,041	20,134
	$41,206	$41,124

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]

The following table shows the Company’s investment securities’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2012.

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Corporate bonds	$825	$(175)	$943	$(57)	$1,768	$(232)
U.S. Government agencies	5,487	(13)	-	-	5,487	(13)
Mortgage-backed securities, residential	1,831	(5)	-	-	1,831	(5)
Collateralized mortgage obligations	8,156	(52)	-	-	8,156	(52)
Total Temporarily Impaired Securities	$16,299	$(245)	$943	$(57)	$17,242	$(302)

The following table shows the Company’s investment securities’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2011.

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Corporate bonds	$1,954	$(45)	$-	$-	$1,954	$(45)
U.S. Government agencies	4,480	(20)	-	-	4,480	(20)
Collateralized mortgage obligations	5,956	(65)	-	-	5,956	(65)
Total Temporarily Impaired Securities	$12,390	$(130)	$-	$-	$12,390	$(130)

Loans and Related Allowance for Loan Losses (Tables)	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Schedule Of Loans Receivable Commitments [Table Text Block]

Outstanding commitments to extend credit are as follows:

	June 30, 2012
(In thousands)	Fixed rate	Floating rate
Real estate loans	$1,155	$11,174
Undisbursed lines of credit	5,787	4,008
	$6,942	$15,182

	June 30, 2011
(In thousands)	Fixed rate	Floating rate
Commercial business loans	$1,250	$-
Real estate loans	3,326	4,069
Undisbursed lines of credit	6,113	4,117
	$10,689	$8,186

Schedule Of Loans Receivable From Related Party [Table Text Block]

The following table presents a summary of the activity of loans receivable from related parties:

(in thousands)	At June 30,
	2012	2011
Beginning balance	$269	$262
New loans or draws on existing loans	46	19
Loan repayments	(21)	(12)
Ending balance	$294	$269

Allowance for Credit Losses on Financing Receivables [Table Text Block]

The following tables summarize the allowance for loan losses and recorded investment in loans receivable:

(in thousands)		Commercial
	Commercial	Real Estate	Construction	Residential	Consumer	Total
Allowance for credit losses:
Beginning balance at July 1, 2011:	$1,512	$1,835	$368	$114	$365	$4,194
Provisions	1,924	330	884	(8)	(29)	3,101
Charge-offs	(2,044)	(1,309)	(987)	(18)	(175)	(4,533)
Recoveries	173	506	228	1	71	979
Ending balance at June 30, 2012	$1,565	$1,362	$493	$89	$232	$3,741

Ending balance: individually evaluated for impairment	$250	$447	$191	$-	$-	$888
Ending balance: collectively evaluated for impairment	$1,315	$915	$302	$89	$232	$2,853

(in thousands)		Commercial
As of June 30, 2012	Commercial	Real Estate	Construction	Residential	Consumer	Total
Loan receivables:
Ending balance	$42,037	$53,892	$9,024	$62,481	$9,902	$177,336
Ending balance: individually evaluated for impairment	$4,801	$4,838	$1,622	$162	$7	$11,430
Ending balance: collectively evaluated for impairment	$37,236	$49,054	$7,402	$62,319	$9,895	$165,906

		Commercial
(in thousands)	Commercial	Real Estate	Construction	Residential	Consumer	Total
Allowance for credit losses:
Beginning balance at
July 1, 2010:	$1,472	$386	$1,043	$76	$550	$3,527
Provisions	432	2,312	(496)	43	427	2,718
Charge-offs	(595)	(863)	(206)	(5)	(690)	(2,359)
Recoveries	203	-	27	-	78	308
Ending balance at
June 30, 2011	$1,512	$1,835	$368	$114	$365	$4,194

Ending balance: individually evaluated for impairment	$924	$271	$-	$-	$-	$1,195
Ending balance: collectively evaluated for impairment	$588	$1,564	$368	$114	$365	$2,999

(in thousands)		Commercial
As of June 30, 2011	Commercial	Real Estate	Construction	Residential	Consumer	Total
Loan receivables:
Ending balance	$53,422	$52,367	$12,281	$56,068	$12,626	$186,764
Ending balance: individually evaluated for impairment	$6,832	$4,213	$1,899	$615	$40	$13,599
Ending balance: collectively evaluated for impairment	$46,590	$48,154	$10,382	$55,453	$12,586	$173,165

Impaired Loans Receivable Related Allowance Disclosure [Table Text Block]

The following tables set forth information with respect to the Company’s impaired loans by portfolio class:

		Unpaid		Average	Interest
(in thousands)	Recorded	Principal	Related	Recorded	Income
As of June 30, 2012	Investment	Balance	Allowance	Investment	Recorded
Impaired loans with no related allowance recorded:

Construction	$109	$564	$-	$1,363	$3
Commercial real estate	3,944	4,649	-	2,800	130
Commercial	2,973	2,973	-	3,346	178
Residential	162	162	-	204	7
Consumer	7	7	-	1	-

Impaired loans with an allowance recorded:

Construction	$1,513	$1,872	$191	$729	$98
Commercial real estate	894	1,109	447	1,734	-
Commercial	1,829	3,569	250	2,545	93

Total impaired loans:

Construction	$1,622	$2,436	$191	$2,092	$101
Commercial real estate	4,838	5,758	447	4,534	130
Commercial	4,801	6,542	250	5,891	271
Residential	162	162	-	204	7
Consumer	7	7	-	1	-

		Unpaid		Average	Interest
(in thousands)	Recorded	Principal	Related	Recorded	Income
As of June 30, 2011	Investment	Balance	Allowance	Investment	Recorded
Impaired loans with no related allowance recorded:

Construction	$1,899	$2,245	$-	$1,896	$-
Commercial real estate	2,666	3,129	-	5,256	25
Commercial	3,201	3,102	-	3,363	10
Residential	615	615	-	490	-
Consumer	40	40	-	42	-

Impaired loans with an allowance recorded:

Construction	$-	$-	$-	$202	$-
Commercial real estate	1,547	1,547	271	1,553	-
Commercial	3,631	3,731	924	3,681	-

Total impaired loans:

Construction	$1,899	$2,245	$-	$2,098	$-
Commercial real estate	4,213	4,676	271	6,809	25
Commercial	6,832	6,833	924	7,044	10
Residential	615	615	-	490	-
Consumer	40	40	-	42	-

Financing Receivable Credit Quality Indicators [Table Text Block]

The following table sets forth information with respect to the Company’s credit quality indicators as of June 30, 2012 and 2011.

(in thousands)

Commercial Credit Exposure

Credit Risk Profile by Internally

Assigned Grade

	Commercial		Commercial Real Estate		Construction		Residential
	2012	2011	2012	2011	2012	2011	2012	2011
Pass	$30,471	$43,887	$45,874	$40,960	$4,876	$7,556	$61,538	$55,297
Special Mention	4,672	1,459	1,582	1,212	2,526	2,826	93	56
Substandard	6,700	7,031	5,510	9,067	1,622	1,899	850	715
Doubtful	194	1,045	926	1,128	-	-	-	-
Total	$42,037	$53,422	$53,892	$52,367	$9,024	$12,281	$62,481	$56,068

Financing Receivable Credit Quality Indicators Internally Assigned Grade [Table Text Block]	Consumer Credit Exposure Credit Risk Profile by Internally Assigned Grade
	Consumer
	2012	2011
Performing	$9,895	$12,586
Nonperforming	7	40
Total	$9,902	$12,626

Past Due Financing Receivables [Table Text Block]

The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of June 30, 2012 and 2011:

	June 30, 2012
			Greater Than
	30-59	60-89	90 Days	Total		Non-
	Days	Days	and Still	Past		Accrual	Total
(in thousands)	Past Due	Past Due	Accruing	Due	Current	Loans	Loans
Commercial	$1,480	$1	$-	$1,481	$37,902	$2,654	$42,037
Commercial real estate	-	1,308	-	1,308	48,168	4,416	53,892
Construction	-	-	-	-	7,402	1,622	9,024
Residential	107	291	-	398	61,921	162	62,481
Consumer	229	15	-	244	9,651	7	9,902
Total	$1,816	$1,615	$-	$3,431	$165,044	$8,861	$177,336

	June 30, 2011
			Greater Than
	30-59	60-89	90 Days	Total		Non-
	Days	Days	and Still	Past		Accrual	Total
(in thousands)	Past Due	Past Due	Accruing	Due	Current	Loans	Loans
Commercial	$648	$2,048	$-	$2,696	$46,556	$4,170	$53,422
Commercial real estate	337	-	-	337	48,244	3,786	52,367
Construction	-	-	-	-	10,946	1,335	12,281
Residential	363	56	-	419	55,034	615	56,068
Consumer	165	41	-	206	12,380	40	12,626
Total	$1,513	$2,145	$-	$3,658	$173,160	$9,946	$186,764

Schedule Of Existing Loans That Were Restructured and Troubled Debt Restructuring [Table Text Block]

The following table summarizes information relative to troubled debt restructurings by loan portfolio class:

	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Recorded Investment
(in thousands)

June 30, 2012
Commercial	$5,191	$5,191	$3,212
Commercial Real Estate	1,208	1,208	1,180
Construction	1,722	1,722	1,129

Real Estate Acquired Through Foreclosure and Other Repossessed Assets (Tables)	12 Months Ended
Jun. 30, 2012
Real Estate [Abstract]
Allowance For Loan Losses Real Estate [Table Text Block]
An analysis of the allowance for losses on real estate acquired through foreclosure is as follows:

	Years Ended June 30,
(in thousands)	2012	2011
Balance at beginning of year	$159	$19
Provision for losses	147	159
Charge-offs	(181)	(19)
Balance at end of year	$125	$159

Expenses Applicable To Real Estate Acquired [Table Text Block]

Expenses applicable to real estate acquired through foreclosure include the following:

	Years Ended June 30,
(in thousands)	2012	2011
Provision for losses	$147	$159
Gain on sale of real estate acquired through foreclosure	(181)	(107)
Operating expenses, net of rental income	246	308
Total	$212	$360

Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2012
Real Estate [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment are summarized as follows at June 30:

(In thousands)	2012	2011	Estimated Useful lives
Land	$152	$152	-
Building and improvements	4,508	4,508	30 - 40 years
Leasehold improvements	238	238	3 - 10 years
Furniture, fixtures and equipment	3,375	3,308	3 - 10 years
Total, at cost	8,273	8,206
Less accumulated depreciation	4,882	4,630
Property and equipment, net	$3,391	$3,576

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

At June 30, 2012, the minimal rental commitments under non-cancellable operating leases relating to branch facilities are as follows:

Year ending June 30,
2013	$172,000
2014	155,000
2015	155,000
2016	171,000
Thereafter	1,449,000
$2,273,000

Deposits (Tables)	12 Months Ended
Jun. 30, 2012
Deposits [Abstract]
Schedule Of Maturities Of Time Deposit [Table Text Block]

At June 30, 2012, the scheduled maturities of certificates of deposit are as follows:

(In thousands)

Year ending June 30,
2013	$39,007
2014	8,940
2015	20,073
2016	8,034
2017	7,174
Thereafter	20
$83,248

Borrowings (Tables)	12 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]

At June 30, the scheduled maturities of borrowings are as follows:

	2012		2011
(In thousands)	Balance	Weighted Average Rate	Balance	Weighted Average Rate
Under 12 months	$—	—%	$3,000	3.41%
12 months to 24 months	—	—	—	—
24 months to 36 months	—	—	—	—
36 months to 48 months	6,000	4.24	—	—
48 months to 60 months	—	—	6,000	4.24
60 months to 120 months	3,000	2.59	3,000	2.59
	$9,000	3.69%	$12,000	3.62%

Schedule Of Long Term Debt Additional Information [Table Text Block]

The borrowings from the Federal Home Loan Bank of Atlanta with conversion or call features at June 30, 2012 are detailed below:

Balance	Rate	Maturity	Call\Conversion feature

$3,000,000	2.59%	10/09/2018	Callable on 10/12/2010 and every three months thereafter

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The provision for income taxes is comprised of the following for the years ended June 30:

(In thousands)	2012	2011
Current:
Federal	$100	$-
State	110	(13)
Total Current Income Tax Expense (Benefit)	210	(13)
Deferred:
Federal	(497)	(382)
State	(131)	(101)
Deferred tax valuation allowance	628	2,211
Total Deferred Income Tax Expense	-	1,728
Total Income Tax Expense	$210	$1,715

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The net deferred tax asset consists of the following at June 30:

(In thousands)	2012	2011
Allowance for losses on loans and leases	$1,476	$1,654
Allowance for loss on sale of real estate owned	49	63
Net operating loss carryforward	1,342	677
Reserve for uncollectable interest	146	110
Deferred compensation	71	55
Unrealized loss on securities available for sale	33	-
Other	-	4
Total deferred tax assets	3,117	2,563

Unrealized gains on securities available for sale	-	(26)
Purchase accounting adjustment	(83)	(109)
Federal Home Loan Bank stock dividends	(168)	(168)
Depreciation	(21)	(49)
Other	(6)	-
Total deferred tax liabilities	(278)	(352)
Net deferred tax asset, before valuation allowance	$2,839	$2,211
Valuation allowance	(2,839)	(2,211)
Net deferred tax asset, after valuation allowance	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of the income tax expense (benefit) and the amount computed by multiplying loss before income tax expense (benefit) by the statutory Federal income tax rate of 34% is as follows for the years ended June 30:

(In thousands)	2012	2011
Tax at statutory rate	$(482)	$(398)
State income tax benefit, net of Federal income tax benefit	(77)	(75)
Deferred tax asset valuation allowance	628	2,211
Other	141	(23)
Income tax expense	$210	$1,715
Effective tax rate	-14.8%	-146.6%

Regulatory Matters (Tables)	12 Months Ended
Jun. 30, 2012
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

At June 30, 2012, the Bank exceeded all regulatory minimum capital requirements. The holding company ratios do not differ significantly from the Bank’s ratios. The table below presents certain information relating to the Bank’s regulatory compliance at June 30, 2012.

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Total Capital (to Risk Weighted Assets)	$20,036	13.26%	$12,089	8.00%	$15,111	10.00%
Tier 1 Capital (to Risk Weighted Assets)	18,124	11.99%	6,044	4.00%	9,067	6.00%
Tier 1 Leverage Ratio	18,124	7.13%	10,164	4.00%	12,706	5.00%

At June 30, 2011, the Bank exceeded all regulatory minimum capital requirements. The table below presents certain information relating to the Bank’s regulatory compliance at June 30, 2011.

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Total Capital (to Risk Weighted Assets)	$21,432	12.94%	$13,250	8.00%	$16,563	10.00%
Tier 1 Capital (to Risk Weighted Assets)	19,335	11.67%	6,625	4.00%	9,938	6.00%
Tier 1 Leverage Ratio	19,335	7.26%	10,659	4.00%	13,323	5.00%

Benefit Plans (Tables)	12 Months Ended
Jun. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Nonvested Share Activity [Table Text Block]

A summary of the status of the Company’s non-vested shares as of June 30, 2012 is presented below:

	Common Shares	Weighted Average Grant-Date Fair Value
Non-Vested as of June 30, 2011	2,250	$7.10
Vested	2,250	7.10
Issued	10,000	0.84
Forfeited	3,000	0.84
Non-vested at June 30, 2012	7,000	$0.84

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following table summarizes the changes in the Company's stock option plans during the past two years.

		Weighted		Weighted
		Average		Average	Aggregate
		Exercise	Options	Exercise	Intrinsic
	Options	Price	Exercisable	Price	Value(000s)
Outstanding, June 30, 2010	20,832	$6.29	20,832	$6.29	$-
Granted	-	-
Exercised	-	-
Cancelled	-	-
Outstanding, June 30, 2011	20,832	$6.29	20,832	$6.29	$-
Granted	-	-
Exercised	-	-
Cancelled	(20,832)	6.29
Outstanding, June 30, 2012	-	$-	-	$-	$-

Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Schedule Of Carrying Amount and Fair Values Of Financial Instruments [Table Text Block]

The carrying amount and estimated fair value of financial instruments is summarized as follows at June 30:

	2012		2011
	Carrying		Carrying
(In thousands)	Amount	Fair value	Amount	Fair value
Assets:
Cash and cash equivalents	$28,845	$28,845	$28,469	$28,469
Securities available for sale	41,124	41,124	39,814	39,814
Loans receivable, net	173,595	183,066	182,570	191,181
Securities required by law	1,399	1,399	2,286	2,286
Accrued interest receivable	654	654	857	857
Liabilities:
Deposits	225,413	225,392	231,306	231,358
Long-term debt and junior subordinated debentures	14,000	14,769	17,000	15,828
Accrued interest payable	798	798	622	622
Off balance sheet instruments:
Commitments to extend credit	-	-	-	-

Fair Value, by Balance Sheet Grouping [Table Text Block]

The following presents the carrying amount, fair value, and placement in the fair value hierarchy of the Company’s financial instruments not previously disclosed as of June 30, 2012. This table excludes financial instruments for which the carrying amount approximates fair value.

			(Level 1)	(Level 2)	(Level 3)
(In thousands) June 30, 2012	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Financial instruments – Assets
Loans receivable, net	$173,595	$183,066	$-	$-	$183,066
Financial instruments - Liabilities
Deposits	225,413	225,392	142,069	83,323	-
Long-term debt	14,000	14,769	-	14,769	-

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]

For financial assets measured at fair value on a recurring and nonrecurring basis, the fair value measurements by level within the fair value hierarchy used are as follows:

	At June 30, 2012
(In thousands)	Total	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Corporate bonds	$2,592	$-	$2,592	$-
U.S. Government agencies	7,988	-	7,988	-
Mortgage-backed securities, residential	10,410	-	10,410	-
Collateralized mortgage obligations, agencies	20,134	-	20,134	-
Total securities available for sale	$41,124	$-	$41,124	$-

Measured at fair value on a nonrecurring basis:
Impaired Loans	$3,347	$-	$-	$3,347
Real estate acquired through foreclosure and other repossessed assets	$621	$-	$-	$621

	At June 30, 2011
(In thousands)	Total	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Corporate bonds	$2,955	$-	$2,955	$-
U.S. Government agencies	12,520	-	12,520	-
Mortgage-backed securities, residential	4,098	-	4,098	-
Collateralized mortgage obligations, agencies	20,241	-	20,241	-
Total securities available for sale	$39,814	$-	$39,814	$-

Measured at fair value on a nonrecurring basis:
Impaired Loans	$3,983	$-	$-	$3,983
Real estate acquired through foreclosure and other repossessed assets	$24	$-	$-	$24

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs have been used to determine fair value:

(in thousands) June 30, 2012	Fair Value Estimate	Valuation Technique	Unobservable Input	Range
Impaired loans	$3,347	Appraisal of collateral (1)	Appraisal adjustments (2)	0 – 15%

Repossessed real estate and other assets	$621	Appraisal of collateral (1)	Appraisal adjustments (2)	0 – 15%

Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Jun. 30, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule Of Condensed Financial Information [Table Text Block]

Summarized financial information for the Company is as follows as of and for the years ended June 30:

(In thousands)
Statements of Financial Condition	2012	2011
Cash	$239	$103
Equity in net assets of the bank	18,132	19,515
Other assets	155	308
Total Assets	$18,526	$19,926

Accrued expenses and other liabilities	$897	$573
Subordinated Debentures	5,000	5,000
Stockholders' equity	12,629	14,353
Total Liabilities & Stockholders’ Equity	$18,526	$19,926

(In thousands)
Statements of Operations	2012	2011
Total Interest Income	$-	$-
Total Interest Expense	323	323
Non-interest Income	-	-
Non-interest Expense	1	1
Loss before equity in net loss of subsidiary and income tax benefit	(324)	(324)
Net loss of subsidiary	(1,264)	(2,585)
Loss before income tax provision (benefit)	(1,588)	(2,909)
Income tax provision (benefit)	39	(24)
Net loss	($1,627)	($2,885)

(In thousands) Statements of Cash Flows	2012	2011
Operating activities:
Net loss	($1,627)	($2,885)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Equity in net loss of subsidiary	1,264	2,585
Decrease in other assets	151	66
Increase (decrease) in accrued expenses and other liabilities	348	(48)
Net cash provided by (used in) operating activities	136	(282)
Investing activities:
Additional investment in subsidiary stock	-	(1,200)
Net cash used in investing activities	-	(1,200)
Net increase (decrease) in cash and cash equivalents	136	(1,482)
Cash and cash equivalents, beginning of year	103	1,585
Cash and cash equivalents, end of year	$239	$103

Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net loss available to common shareholders	$ (2,014)	$ (3,272)
Weighted average common shares outstanding	1,980	1,943
Diluted weighted average shares outstanding	1,980	1,943
Per share amount	$ (1.02)	$ (1.68)
Net loss available for common stockholders	$ (2,014)	$ (3,272)
Dilutive shares	0	0
Per share amount	$ (1.02)	$ (1.68)

Basis of Presentation and Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Amortizable intangible assets, acquisition of deposit accounts, Gross Carrying Amount	$ 516	$ 516
Amortizable intangible assets, acquisition of deposit accounts, Accumulated Amortization	$ 426	$ 374

Basis of Presentation and Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Fair Value, Concentration of Risk, Loans Receivable	$ 3,000,000
Commercial Real Estate Loans Maturity Term Maximum	20 years
Percentage Of Loans To Value Ratio Maximum On Commercial Real Estate Loan	80.00%
Percentage Of Loans To Value Ratio Maximum On Home Equity Line Of Credit	90.00%
Home Equity Line Of Credit Loans Maturity Term Maximum	20 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	0	20,832	20,832
Finite-Lived Intangible Asset, Useful Life	10 years
Amortization	52,000,000	51,000,000
Finite-Lived Intangible Assets, Net	90,000,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	51,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	39,000,000
Standby Letters Of Credit [Member]
Guaranty Liabilities	$ 1,107,000,000	$ 1,421,000,000

Securities Available for Sale (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Securities available for sale, Amortized Cost	$ 41,206	$ 39,749
Securities available for sale, Unrealized Gains	220	195
Securities available for sale, Unrealized Losses	(302)	(130)
Securities available for sale, Fair Value	41,124	39,814
Corporate Bond Securities [Member]
Securities available for sale, Amortized Cost	2,821	3,000
Securities available for sale, Unrealized Gains	3	0
Securities available for sale, Unrealized Losses	(232)	(45)
Securities available for sale, Fair Value	2,592	2,955
Us Government Agencies Debt Securities [Member]
Securities available for sale, Amortized Cost	8,000	12,530
Securities available for sale, Unrealized Gains	1	10
Securities available for sale, Unrealized Losses	(13)	(20)
Securities available for sale, Fair Value	7,988	12,520
Residential Mortgage Backed Securities [Member]
Securities available for sale, Amortized Cost	10,344	4,020
Securities available for sale, Unrealized Gains	71	78
Securities available for sale, Unrealized Losses	(5)	0
Securities available for sale, Fair Value	10,410	4,098
Collateralized Mortgage Obligations [Member]
Securities available for sale, Amortized Cost	20,041	20,199
Securities available for sale, Unrealized Gains	145	107
Securities available for sale, Unrealized Losses	(52)	(65)
Securities available for sale, Fair Value	$ 20,134	$ 20,241

Securities Available for Sale (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Amortized Cost, Due in less than one year	$ 821
Amortized Cost, Due in one to five years	0
Amortized Cost, Due after five through ten years	2,000
Amortized Cost, Due after ten years	8,000
Securities available for sale, Amortized Cost	41,206	39,749
Fair Value, Due in less than one year	824
Fair Value, Due in one to five years	0
Fair Value, Due after five through ten years	1,768
Fair Value, Due after ten years	7,988
Securities available for sale , Fair Value	41,124
Collateralized Mortgage Obligations [Member]
Securities available for sale, Amortized Cost	20,041	20,199
Fair Value	20,134
Residential Mortgage Backed Securities [Member]
Securities available for sale, Amortized Cost	10,344	4,020
Fair Value	$ 10,410

Securities Available for Sale (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Securities, Less than 12 Months, Fair Value	$ 16,299	$ 12,390
Securities, Less than 12 Months, Unrealized Losses	(245)	(130)
Securities, 12 Months or More, Fair Value	943	0
Securities, 12 Months or More, Unrealized Losses	(57)	0
Securities, Total, Fair Value	17,242	12,390
Securities, Total, Unrealized Losses	(302)	(130)
Collateralized Mortgage Obligations [Member]
Securities, Less than 12 Months, Fair Value	8,156	5,956
Securities, Less than 12 Months, Unrealized Losses	(52)	(65)
Securities, 12 Months or More, Fair Value	0	0
Securities, 12 Months or More, Unrealized Losses	0	0
Securities, Total, Fair Value	8,156	5,956
Securities, Total, Unrealized Losses	(52)	(65)
Us Government Agencies Debt Securities [Member]
Securities, Less than 12 Months, Fair Value	5,487	4,480
Securities, Less than 12 Months, Unrealized Losses	(13)	(20)
Securities, 12 Months or More, Fair Value	0	0
Securities, 12 Months or More, Unrealized Losses	0	0
Securities, Total, Fair Value	5,487	4,480
Securities, Total, Unrealized Losses	(13)	(20)
Residential Mortgage Backed Securities [Member]
Securities, Less than 12 Months, Fair Value	1,831
Securities, Less than 12 Months, Unrealized Losses	(5)
Securities, 12 Months or More, Fair Value	0
Securities, 12 Months or More, Unrealized Losses	0
Securities, Total, Fair Value	1,831
Securities, Total, Unrealized Losses	(5)
Corporate Bond Securities [Member]
Securities, Less than 12 Months, Fair Value	825	1,954
Securities, Less than 12 Months, Unrealized Losses	(175)	(45)
Securities, 12 Months or More, Fair Value	943	0
Securities, 12 Months or More, Unrealized Losses	(57)	0
Securities, Total, Fair Value	1,768	1,954
Securities, Total, Unrealized Losses	$ (232)	$ (45)

Securities Available for Sale (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Proceeds From Sale Of Available-For-Sale Securities, Debt	$ 11,998,000	$ 2,877,000
Available-For-Sale Securities, Gross Realized Gain (Loss)	82,000	161,000
Issue One [Member]
Us Government Agencies Securities, At Carrying Value	5,600,000	5,700,000
Issue Two [Member]
Us Government Agencies Securities, At Carrying Value	$ 11,000,000	$ 19,300,000

Loans and Related Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Outstanding commitments, Fixed rate	$ 6,942	$ 10,689
Outstanding commitments, Floating rate	15,182	8,186
Undisbursed Lines Of Credit [Member]
Outstanding commitments, Fixed rate	5,787	6,113
Outstanding commitments, Floating rate	4,008	4,117
Commercial Loan [Member]
Outstanding commitments, Fixed rate		1,250
Outstanding commitments, Floating rate		0
Real Estate [Member]
Outstanding commitments, Fixed rate	1,155	3,326
Outstanding commitments, Floating rate	$ 11,174	$ 4,069

Loans and Related Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Beginning balance	$ 269	$ 262
New loans or draws on existing loans	46	19
Loan repayments	(21)	(12)
Ending balance	$ 294	$ 269

Loans and Related Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Balance at beginning of year	$ 4,194	$ 3,527
Provision for losses	3,101	2,718
Charge-offs	(4,533)	(2,359)
Recoveries	979	308
Balance at end of year	3,741	4,194
Ending balance: individually evaluated for impairment	888	1,195
Ending balance: collectively evaluated for impairment	2,853	2,999
Ending balance	177,336	186,764
Ending balance: individually evaluated for impairment	11,430	13,599
Ending balance: individually evaluated for impairment	165,906	173,165
Residential [Member]
Balance at beginning of year	114	76
Provision for losses	(8)	43
Charge-offs	(18)	(5)
Recoveries	1	0
Balance at end of year	89	114
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	89	114
Ending balance	62,481	56,068
Ending balance: individually evaluated for impairment	162	615
Ending balance: individually evaluated for impairment	62,319	55,453
Construction [Member]
Balance at beginning of year	368	1,043
Provision for losses	884	(496)
Charge-offs	(987)	(206)
Recoveries	228	27
Balance at end of year	493	368
Ending balance: individually evaluated for impairment	191	0
Ending balance: collectively evaluated for impairment	302	368
Ending balance	9,024	12,281
Ending balance: individually evaluated for impairment	1,622	1,899
Ending balance: individually evaluated for impairment	7,402	10,382
Commercial [Member]
Balance at beginning of year	1,512	1,472
Provision for losses	1,924	432
Charge-offs	(2,044)	(595)
Recoveries	173	203
Balance at end of year	1,565	1,512
Ending balance: individually evaluated for impairment	250	924
Ending balance: collectively evaluated for impairment	1,315	588
Ending balance	42,037	53,422
Ending balance: individually evaluated for impairment	4,801	6,832
Ending balance: individually evaluated for impairment	37,236	46,590
Commercial Real Estate [Member]
Balance at beginning of year	1,835	386
Provision for losses	330	2,312
Charge-offs	(1,309)	(863)
Recoveries	506	0
Balance at end of year	1,362	1,835
Ending balance: individually evaluated for impairment	447	271
Ending balance: collectively evaluated for impairment	915	1,564
Ending balance	53,892	52,367
Ending balance: individually evaluated for impairment	4,838	4,213
Ending balance: individually evaluated for impairment	49,054	48,154
Consumer [Member]
Balance at beginning of year	365	550
Provision for losses	(29)	427
Charge-offs	(175)	(690)
Recoveries	71	78
Balance at end of year	232	365
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	232	368
Ending balance	9,902	12,626
Ending balance: individually evaluated for impairment	7	1,899
Ending balance: individually evaluated for impairment	$ 9,895	$ 10,382

Loans and Related Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Construction [Member]
Recorded Investment	$ 109	$ 1,899
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,513	0
Impaired Financing Receivable, Recorded Investment	1,622	1,899
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	564	2,245
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,872	0
Impaired Financing Receivable, Unpaid Principal Balance	2,436	2,245
Impaired Financing Receivable, Related Allowance	191	0
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	1,363	1,896
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	729	202
Impaired Financing Receivable, Average Recorded Investment	2,092	2,098
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method	3	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Cash Basis Method	98	0
Impaired Financing Receivable, Interest Income, Cash Basis Method	101	0
Commercial Real Estate [Member]
Recorded Investment	3,944	2,666
Impaired Financing Receivable, with Related Allowance, Recorded Investment	894	1,547
Impaired Financing Receivable, Recorded Investment	4,838	4,213
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	4,649	3,129
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,109	1,547
Impaired Financing Receivable, Unpaid Principal Balance	5,758	4,676
Impaired Financing Receivable, Related Allowance	447	271
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	2,800	5,256
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	1,734	1,553
Impaired Financing Receivable, Average Recorded Investment	4,534	6,809
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method	130	25
Impaired Financing Receivable, with Related Allowance, Interest Income, Cash Basis Method	0	0
Impaired Financing Receivable, Interest Income, Cash Basis Method	130	25
Commercial [Member]
Recorded Investment	2,973	3,201
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,829	3,631
Impaired Financing Receivable, Recorded Investment	4,801	6,832
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	2,973	3,102
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	3,569	3,731
Impaired Financing Receivable, Unpaid Principal Balance	6,542	6,833
Impaired Financing Receivable, Related Allowance	250	924
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	3,346	3,363
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	2,545	3,681
Impaired Financing Receivable, Average Recorded Investment	5,891	7,044
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method	178	10
Impaired Financing Receivable, with Related Allowance, Interest Income, Cash Basis Method	93	0
Impaired Financing Receivable, Interest Income, Cash Basis Method	271	10
Consumer [Member]
Recorded Investment	7	40
Impaired Financing Receivable, Recorded Investment	7	40
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	7	40
Impaired Financing Receivable, Unpaid Principal Balance	7	40
Impaired Financing Receivable, Related Allowance	0	0
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	1	42
Impaired Financing Receivable, Average Recorded Investment	1	42
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method	0	0
Impaired Financing Receivable, Interest Income, Cash Basis Method	0	0
Residential [Member]
Recorded Investment	162	615
Impaired Financing Receivable, Recorded Investment	162	615
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	162	615
Impaired Financing Receivable, Unpaid Principal Balance	162	615
Impaired Financing Receivable, Related Allowance	0	0
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	204	490
Impaired Financing Receivable, Average Recorded Investment	204	490
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method	7	0
Impaired Financing Receivable, Interest Income, Cash Basis Method	$ 7	$ 0

Loans and Related Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Ending balance	$ 177,336	$ 186,764
Commercial [Member]
Ending balance	42,037	53,422
Commercial Real Estate [Member]
Ending balance	53,892	52,367
Construction [Member]
Ending balance	9,024	12,281
Residential [Member]
Ending balance	62,481	56,068
Pass [Member] | Commercial [Member]
Ending balance	30,471	43,887
Pass [Member] | Commercial Real Estate [Member]
Ending balance	45,874	40,960
Pass [Member] | Construction [Member]
Ending balance	4,876	7,556
Pass [Member] | Residential [Member]
Ending balance	61,538	55,297
Special Mention [Member] | Commercial [Member]
Ending balance	4,672	1,459
Special Mention [Member] | Commercial Real Estate [Member]
Ending balance	1,582	1,212
Special Mention [Member] | Construction [Member]
Ending balance	2,526	2,826
Special Mention [Member] | Residential [Member]
Ending balance	93	56
Substandard [Member] | Commercial [Member]
Ending balance	6,700	7,031
Substandard [Member] | Commercial Real Estate [Member]
Ending balance	5,510	9,067
Substandard [Member] | Construction [Member]
Ending balance	1,622	1,899
Substandard [Member] | Residential [Member]
Ending balance	850	715
Doubtful [Member] | Commercial [Member]
Ending balance	194	1,045
Doubtful [Member] | Commercial Real Estate [Member]
Ending balance	926	1,128
Doubtful [Member] | Construction [Member]
Ending balance	0	0
Doubtful [Member] | Residential [Member]
Ending balance	$ 0	$ 0

Loans and Related Allowance for Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Loans and Leases Receivable, Consumer, Allowance	$ 9,902	$ 12,626
Consumer [Member] | Performing [Member]
Loans and Leases Receivable, Consumer, Allowance	9,895	12,586
Consumer [Member] | Nonperforming [Member]
Loans and Leases Receivable, Consumer, Allowance	$ 7	$ 40

Loans and Related Allowance for Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
30 to 59 Days Past Due	$ 1,816	$ 1,513
60 to 89 Days Past Due	1,615	2,145
Greater Than 90 Days and Still Accruing	0	0
Total Past Due	3,431	3,658
Current	165,044	173,160
Non-Accrual Status	8,861	9,946
Total Loans	177,336	186,764
Residential [Member]
30 to 59 Days Past Due	107	363
60 to 89 Days Past Due	291	56
Greater Than 90 Days and Still Accruing	0	0
Total Past Due	398	419
Current	61,921	55,034
Non-Accrual Status	162	615
Total Loans	62,481	56,068
Commercial [Member]
30 to 59 Days Past Due	1,480	648
60 to 89 Days Past Due	1	2,048
Greater Than 90 Days and Still Accruing	0	0
Total Past Due	1,481	2,696
Current	37,902	46,556
Non-Accrual Status	2,654	4,170
Total Loans	42,037	53,422
Commercial Real Estate [Member]
30 to 59 Days Past Due	0	337
60 to 89 Days Past Due	1,308	0
Greater Than 90 Days and Still Accruing	0	0
Total Past Due	1,308	337
Current	48,168	48,244
Non-Accrual Status	4,416	3,786
Total Loans	53,892	52,367
Consumer [Member]
30 to 59 Days Past Due	229	165
60 to 89 Days Past Due	15	41
Greater Than 90 Days and Still Accruing	0	0
Total Past Due	244	206
Current	9,651	12,380
Non-Accrual Status	7	40
Total Loans	9,902	12,626
Construction [Member]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
Greater Than 90 Days and Still Accruing	0	0
Total Past Due	0	0
Current	7,402	10,946
Non-Accrual Status	1,622	1,335
Total Loans	$ 9,024	$ 12,281

Loans and Related Allowance for Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Commercial Loan [Member]
Pre-Modification Outstanding Recorded Investment	$ 5,191
Post-Modification Outstanding Recorded Investment	5,191
Recorded Investment	3,212
Commercial Real Estate [Member]
Pre-Modification Outstanding Recorded Investment	1,208
Post-Modification Outstanding Recorded Investment	1,208
Recorded Investment	1,180
Commercial Real Estate Construction Financing Receivable [Member]
Pre-Modification Outstanding Recorded Investment	1,722
Post-Modification Outstanding Recorded Investment	1,722
Recorded Investment	$ 1,129

Loans and Related Allowance for Loan Losses (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
External Credit Rating Concentration Maximum Limit	$ 500,000
Ending balance	177,336,000	186,764,000
Commercial Land Development Loan [Member]
Ending balance	1,000,000
Commercial Loan [Member]
Ending balance	42,037,000	53,422,000
Commercial Real Estate Loan [Member]
Ending balance	1,800,000
Residential Land Acquisition and Development Loan [Member]
Ending balance	109,000
Loans Receivable [Member]
Loan Portfolio Expense	$ 13,895,000	$ 14,533,000

Real Estate Acquired Through Foreclosure and Other Repossessed Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Balance at beginning of year	$ 4,194	$ 3,527
Provision for losses	3,101	2,718
Charge-offs	(4,533)	(2,359)
Balance at end of year	3,741	4,194
Real Estate [Member]
Balance at beginning of year	159	19
Provision for losses	147	159
Charge-offs	(181)	(19)
Balance at end of year	$ 125	$ 159

Real Estate Acquired Through Foreclosure and Other Repossessed Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Provision for losses	$ 3,101	$ 2,718
Net gain on sale of real estate acquired through foreclosure	181	107
Gain on sale of real estate acquired through foreclosure	246,000	308,000
Operating expenses, net of rental income	212	360
Real Estate [Member]
Provision for losses	147	159
Net gain on sale of real estate acquired through foreclosure	(181)	(107)
Gain on sale of real estate acquired through foreclosure	$ 246	$ 308

Real Estate Acquired Through Foreclosure and Other Repossessed Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Other Real Estate, Foreclosed Assets, and Repossessed Assets	$ 1,418,000	$ 1,689,000
Operating Expenses Net Of Rental Income	$ 246,000	$ 308,000

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment, Gross	8,273	8,206
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	4,882	4,630
Property and equipment, net	3,391	3,576
Land [Member]
Property, Plant and Equipment, Gross	152	152
Land [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	0 years	0 years
Land [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	0 years	0 years
Building Improvements [Member]
Property, Plant and Equipment, Gross	4,508	4,508
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	40 years	40 years
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	30 years	30 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	238	238
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years	10 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	3,375	3,308
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years	3 years

Property and Equipment (Details 1) (USD $)	Jun. 30, 2012
2013	$ 172,000
2014	155,000
2015	155,000
2016	171,000
Thereafter	1,449,000
Operating Leases, Future Minimum Payments Due	$ 2,273,000

Property and Equipment (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating Leases, Rent Expense	$ 230,000	$ 229,000

Deposits (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
2013	$ 39,007
2014	8,940
2015	20,073
2016	8,034
2017	7,174
Thereafter	20
Time Deposits	$ 83,248

Deposits (Details Textual) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Time Deposit Minimum Denomination	$ 100,000
Time Deposits, $100,000 or More	$ 26,255,000	$ 26,481,000

Junior Subordinated Debentures (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Oct. 31, 2005
Junior Subordinated Debentures Issued To Investors		$ 5,000,000
Debt Instrument, Interest Rate Terms	The interest rate is fixed for the first seven years at 6.465%. Thereafter, the interest rate adjusts on a quarterly basis at the rate of the three month LIBOR plus 1.48%.
Debt Instrument, Interest Rate, Stated Percentage	6.47%
Debt Instrument, Description of Variable Rate Basis	1.48
Sale Of Junior Subordinated Deferrable Interest Debentures		5,155,000
Debt Instrument, Maturity Date, Description	The capital securities must be redeemed upon final maturity of the subordinated debentures on December 31, 2035.
Debt Instrument, Maturity Date Range, Start	Oct 31, 2010
Debt Instrument, Maturity Date Range, End	Dec 31, 2035
Interest Payable	$ 727,000

Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Under 12 months, Balance	$ 0	$ 3,000
12 months to 24 months, Balance	0	0
24 months to 36 months, Balance	0	0
36 months to 48 months, Balance	6,000	0
48 months to 60 months, Balance	0	6,000
60 months to 120 months, Balance	3,000	3,000
Long-term debt	$ 9,000	$ 12,000
Under 12 months, Weighted Average Rate	0.00%	3.41%
12 months to 24 months, Weighted Average Rate	0.00%	0.00%
24 months to 36 months, Weighted Average Rate	0.00%	0.00%
36 months to 48 months, Weighted Average Rate	4.24%	0.00%
48 months to 60 months, Weighted Average Rate	0.00%	4.24%
60 months to 120 months, Weighted Average Rate	2.59%	2.59%
Long-term Debt, Weighted Average Interest Rate	3.69%	3.62%

Borrowings (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Balance	$ 3,000	$ 3,000
Rate	2.59%	2.59%
Maturity	Oct 9, 2018
Call\Conversion feature	Callable on 10/12/2010 and every three months thereafter

Borrowings (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Long-Term Debt	$ 9,000,000	$ 12,000,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Description Of Collateral Pledged	greater than 100% of the outstanding advances
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	97,700,000
Trading Securities Pledged As Collateral	5,600,000
Federal Home Loan Bank Of Atlanta [Member]
Line Of Credit Facility, Amount Outstanding	65,600,000	65,900,000
Pacific Coast Bankers Bank [Member]
Federal Funds Purchased	$ 4,000,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Current Federal	$ 100	$ 0
Current State	110	(13)
Current Income Tax Expense (Benefit)	210	(13)
Deferred Federal	(497)	(382)
Deferred State	(131)	(101)
Deferred tax valuation allowance	628	2,211
Total Deferred Income Tax Expense	0	1,728
Total Income Tax Expense	$ 210	$ 1,715

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Allowance for losses on loans and leases	$ 1,476	$ 1,654
Allowance for loss on sale of real estate owned	49	63
Net operating loss carryforward	1,342	677
Reserve for uncollectable interest	146	110
Deferred compensation	71	55
Unrealized loss on securities available for sale	33	0
Other	0	4
Total deferred tax assets	3,117	2,563
Unrealized gains on securities available for sale	0	(26)
Purchase accounting adjustment	(83)	(109)
Federal Home Loan Bank stock dividends	(168)	(168)
Depreciation	(21)	(49)
Other	(6)	0
Total deferred tax liabilities	(278)	(352)
Net deferred tax asset, before valuation allowance	2,839	2,211
Valuation allowance	(2,839)	(2,211)
Net deferred tax asset, after valuation allowance	$ 0	$ 0

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Tax at statutory rate	$ (482)	$ (398)
State income tax benefit, net of Federal income tax benefit	(77)	(75)
Deferred tax asset valuation allowance	628	2,211
Other	141	(23)
Income tax expense	$ 210	$ 1,715
Effective tax rate	(14.80%)	(146.60%)

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Deferred Tax Assets, Valuation Allowance	$ (2,839,000)	$ (2,211,000)
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 3,100,000
Effective Income Tax Rate Reconciliation, At Federal Statutory Income Tax Rate	(34.00%)

Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Total Capital (to Risk Weighted Assets) Actual Amount	$ 20,036	$ 21,432
Tier 1 Capital (to Risk Weighted Assets) Actual Amount	18,124	19,335
Tier 1 Leverage Ratio Actual Amount	18,124	19,335
Total Capital (to Risk Weighted Assets) Actual Ratio	13.26%	12.94%
Tier 1 Capital (to Risk Weighted Assets) Actual Ratio	11.99%	11.67%
Tier 1 Leverage Ratio Actual Ratio	7.13%	7.26%
Total Capital (to Risk Weighted Assets) For Capital Adequacy Purposes Amount	12,089	13,250
Tier 1 Capital (to Risk Weighted Assets) For Capital Adequacy Purposes Amount	6,044	6,625
Tier 1 Leverage Ratio For Capital Adequacy Purposes Amount	10,164	10,659
Total Capital (to Risk Weighted Assets) For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier 1 Capital (to Risk Weighted Assets) For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Leverage Ratio For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total Capital (to Risk Weighted Assets) To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	15,111	16,563
Tier 1 Capital (to Risk Weighted Assets) To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	9,067	9,938
Tier 1 Leverage Ratio To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 12,706	$ 13,323
Total Capital (to Risk Weighted Assets) To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets) To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier 1 Leverage Ratio To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%

Regulatory Matters (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Cash, FDIC Insured Amount	$ 250,000	$ 250,000
Percentage Minimum Covenants On Investment In Federal Home Loan Bank Stock	4.50%
Percentage Minimum Covenants On Assets	0.20%
Minimum Covenants On Assets	25,000,000	25,000,000
Maximum Reserve Requirement Under Federal Home Loan Bank Transaction	494,000	494,000	573,000
Annual Cash Requirement For Payment Of Dividend and Debt Services	655,000	655,000
Interest Expense, Junior Subordinated Debentures		727,000
Preferred Stock [Member]
Dividends, Preferred Stock		736,000
Series Preferred Stock [Member]
Dividends, Preferred Stock, Cash		6,000,000
Series B Preferred Stock [Member]
Dividends, Preferred Stock, Cash		300,000,000
Three Percentage Reserve [Member]
Advances from Federal Home Loan Banks	10,700,000	10,700,000
Ten Percentage Reserve [Member]
Advances from Federal Home Loan Banks	$ 48,100,000	$ 48,100,000

Stockholders' Equity and Related Matters (Details Textual) (USD $)	12 Months Ended
Jun. 30, 2012
Stock Issued During Period, Shares, Conversion of Units	362,553
Temporary Equity Liquidation Account	$ 6,088,000
Bad Debt Reserves For Federal Income Tax Purposes	2,561,000
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability	$ 989,000

Preferred Stock (Details Textual) (USD $)	12 Months Ended		12 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Maximum [Member]	Dec. 19, 2008 Series Preferred Stock [Member]	Feb. 29, 2012 Series Preferred Stock [Member] Minimum [Member]	Dec. 31, 2008 Series B Preferred Stock [Member]	Dec. 19, 2008 Series B Preferred Stock [Member]	Dec. 19, 2008 Fixed Rate Cumulative Perpetual [Member] Series Preferred Stock [Member]
Preferred stock, shares issued	300	300						6,000
Preferred stock, liquidation per share (in dollars per share)	$ 1,000	$ 1,000		$ 1,000
Adjustments to Additional Paid in Capital, Warrant Issued						$ 300,000
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants						6,000,000
Preferred Stock, Dividend Rate, Percentage	5.00%		9.00%			9.00%
Proceeds from Issuance of Redeemable Preferred Stock					$ 1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							0.01

Benefit Plans (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Common Shares Non-Vested as of June 30, 2011	2,250
Common Shares Vested	2,250
Common Shares Issued	10,000
Common Shares Forfeited	3,000
Common Shares Non-vested at June 30, 2012	7,000
WeightedAverageGrant-Date FairValue Non-Vested as of June 30, 2011	$ 7.1
WeightedAverageGrant-Date FairValue Vested	$ 7.1
WeightedAverageGrant-Date FairValue Issued	$ 0.84
WeightedAverageGrant-Date FairValue Forfeited	$ 0.84
WeightedAverageGrant-Date FairValue Non-vested at June 30, 2012	$ 0.84

Benefit Plans (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended
	Mar. 31, 2012	Oct. 31, 2004	Oct. 31, 1996	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2002
Options Outstanding				20,832	20,832
Options Granted		90,000	137,862	0	0	99,975
Options Exercised				0	0
Options Cancelled	3,000
Options Outstanding				0	20,832
Weighted Average Exercise Price Outstanding				$ 6.29	$ 6.29
Weighted Average Exercise Price Granted			$ 4.6	$ 0	$ 0	$ 6.29
Weighted Average Exercise Price Exercised				$ 0	$ 0
Weighted Average Exercise Price Cancelled				$ 6.29	$ 0
Weighted Average Exercise Price Outstanding				$ 0	$ 6.29
Options Exercisable Outstanding				20,832	20,832
Options Exercisable Outstanding				0	20,832
Aggregate Intrinsic Value Outstanding				$ 0	$ 0
Aggregate Intrinsic Value Outstanding				$ 0	$ 0

Benefit Plans (Details Textual) (USD $)	1 Months Ended			12 Months Ended				12 Months Ended	1 Months Ended
	Mar. 31, 2012	Oct. 31, 2004	Oct. 31, 1996	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2002	Jun. 30, 2010	Jun. 30, 2012 Restricted Stock [Member]	May 31, 2010 Director [Member]
Options Granted		90,000	137,862	0	0	99,975
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued		$ 40,146
Deferred Shares Distributed									57,255
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number				7,000,000	2,250,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized				4,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period								10,000
Options Cancelled	3,000
Allocated Share-based Compensation Expense				2,000	5,000
Weighted Average Exercise Price Granted			$ 4.6	$ 0	$ 0	$ 6.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				0	20,832		20,832
Employee Salary Contribution Percentage				3.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount				$ 74,000	$ 84,000

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Assets:
Cash and cash equivalents	$ 28,845	$ 28,469	$ 28,043
Securities available for sale	41,124	39,814
Loans receivable, net	173,595	182,570
Securities required by law, at cost	1,399	2,286
Accrued interest receivable	654	857
Liabilities:
Deposits	225,413	231,306
Long-term debt and junior subordinated debentures	14,000	17,000
Accrued interest payable	798	622
Off balance sheet instruments:
Commitments to extend credit	0	0
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and cash equivalents	28,845	28,469
Securities available for sale	41,124	39,814
Loans receivable, net	183,066	191,181
Securities required by law, at cost	1,399	2,286
Accrued interest receivable	654	857
Liabilities:
Deposits	225,392	231,358
Long-term debt and junior subordinated debentures	14,769	15,828
Accrued interest payable	798	622
Off balance sheet instruments:
Commitments to extend credit	$ 0	$ 0

Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Financial instruments - Assets
Loans receivable, net	$ 173,595	$ 182,570
Financial instruments - Liabilities
Deposits	225,413	231,306
Long-term debt	14,000	17,000
Financial instruments - Assets
Loans receivable, net	183,066	191,181
Financial instruments - Liabilities
Deposits	225,392	231,358
Long-term debt	14,769	15,828
(Level1) Quoted Pricesin Active Marketsfor Identical Assetsor Liabilities [Member]
Financial instruments - Assets
Loans receivable, net	0
Financial instruments - Liabilities
Deposits	142,069
Long-term debt	0
(Level2) Significant Other Observable Inputs [Member]
Financial instruments - Assets
Loans receivable, net	0
Financial instruments - Liabilities
Deposits	83,323
Long-term debt	14,769
(Level3) Significant Other Unobservable Inputs [Member]
Financial instruments - Assets
Loans receivable, net	183,066
Financial instruments - Liabilities
Deposits	0
Long-term debt	$ 0

Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	$ 41,124	$ 39,814
Collateralized mortgage obligations, agencies [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	20,134	20,241
U.S. Government agencies [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	7,988	12,520
Mortgage-backed securities, residential [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	10,410	4,098
Impaired Loans [Member]
Measured at fair value on a nonrecurring basis:
Assets, Fair Value Disclosure, Nonrecurring	3,347	3,983
Corporate bonds [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	2,592	2,955
Real estate acquired through foreclosure and other repossessed assets [Member]
Measured at fair value on a nonrecurring basis:
Assets, Fair Value Disclosure, Nonrecurring	621	24
Fair Value, Inputs, Level 1 [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | Collateralized mortgage obligations, agencies [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | U.S. Government agencies [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed securities, residential [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member]
Measured at fair value on a nonrecurring basis:
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 1 [Member] | Corporate bonds [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | Real estate acquired through foreclosure and other repossessed assets [Member]
Measured at fair value on a nonrecurring basis:
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 2 [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	41,124	39,814
Fair Value, Inputs, Level 2 [Member] | Collateralized mortgage obligations, agencies [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	20,134	20,241
Fair Value, Inputs, Level 2 [Member] | U.S. Government agencies [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	7,988	12,520
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed securities, residential [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	10,410	4,098
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member]
Measured at fair value on a nonrecurring basis:
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 2 [Member] | Corporate bonds [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	2,592	2,955
Fair Value, Inputs, Level 2 [Member] | Real estate acquired through foreclosure and other repossessed assets [Member]
Measured at fair value on a nonrecurring basis:
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 3 [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | Collateralized mortgage obligations, agencies [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | U.S. Government agencies [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed securities, residential [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member]
Measured at fair value on a nonrecurring basis:
Assets, Fair Value Disclosure, Nonrecurring	3,347	3,983
Fair Value, Inputs, Level 3 [Member] | Corporate bonds [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | Real estate acquired through foreclosure and other repossessed assets [Member]
Measured at fair value on a nonrecurring basis:
Assets, Fair Value Disclosure, Nonrecurring	$ 621	$ 24

Fair Value Measurements (Details 3) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Impaired loans [Member]		Jun. 30, 2012 Repossessed real estate and other assets [Member]
Fair Value Estimate	$ 41,124	$ 39,814	$ 3,347		$ 621
Valuation Technique			Appraisal of collateral	[1]	Appraisal of collateral	[1]
Unobservable Input			Appraisal adjustments	[2]	Appraisal adjustments	[2]
Range, Minimum			0		0
Range, Maximum			15		15

[1]	(1) Fair value is generally determined through independent appraisals of the underlying collateral that generally include various level 3 inputs which are not identifiable.
[2]	(2) Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

Condensed Financial Information (Parent Company Only) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Other assets	$ 1,509	$ 2,933
Total Assets	254,395	264,630
Subordinated Debentures	5,000	5,000
Stockholders' equity	12,629	14,353	17,370
Total Liabilities & Stockholders Equity	254,395	264,630
Total Interest Income	11,321	12,655
Total Interest Expense	3,091	4,204
Non-interest Income	786	889
Non-interest Expense	7,332	7,792
Loss before equity in net loss of subsidiary and income tax benefit	(1,417)	(1,170)
Income tax provision (benefit)	210	(13)
Net loss	(1,627)	(2,885)
Operating activities:
Net loss	(1,627)	(2,885)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Increase (decrease) in accrued expenses and other liabilities	369	490
Net cash provided by (used in) operating activities	3,990	4,390
Investing activities:
Net cash used in investing activities	5,279	(1,381)
Net increase (decrease) in cash and cash equivalents	376	426
Cash and cash equivalents at beginning of year	28,469	28,043
Cash and cash equivalents at end of year	28,845	28,469
Parent Company [Member]
Cash	239	103
Equity in net assets of the bank	18,132	19,515
Other assets	155	308
Total Assets	18,526	19,926
Accrued expenses and other liabilities	897	573
Subordinated Debentures	5,000	5,000
Stockholders' equity	12,629	14,353
Total Liabilities & Stockholders Equity	18,526	19,926
Total Interest Income	0	0
Total Interest Expense	323	323
Non-interest Income	0	0
Non-interest Expense	1	1
Loss before equity in net loss of subsidiary and income tax benefit	(324)	(324)
Equity in net loss of subsidiary	1,264	2,585
Loss before income tax provision (benefit)	(1,588)	(2,909)
Income tax provision (benefit)	39	(24)
Net loss	(1,627)	(2,885)
Operating activities:
Net loss	(1,627)	(2,885)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Net loss of subsidiary	(1,264)	(2,585)
Decrease in other assets	151	66
Increase (decrease) in accrued expenses and other liabilities	348	(48)
Net cash provided by (used in) operating activities	136	(282)
Investing activities:
Additional investment in subsidiary stock	0	(1,200)
Net cash used in investing activities	0	(1,200)
Net increase (decrease) in cash and cash equivalents	136	(1,482)
Cash and cash equivalents at beginning of year	103	1,585
Cash and cash equivalents at end of year	$ 239	$ 103